UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22211

IVA FIDUCIARY TRUST

(Exact name of registrant as specified in charter)

717 Fifth Avenue, 10th Floor, New York, NY 10022

(Address of principal executive offices) (zip code)

Michael W. Malafronte
International Value Advisers, LLC
717 Fifth Avenue
10th Floor
New York, NY 10022

(Name and address of agent for service)

Copy to:

Stuart E. Fross, Esq.
K&L Gates LLP
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2950

Brian F. Link, Esq.
State Street Bank and Trust Company
Mail Code: JHT 1593
200 Clarendon Street
Boston, MA 02116

Registrant’s telephone number, including area code: (212) 584-3570

Date of fiscal year end: September 30
Date of reporting period: March 31, 2013

Item 1. Report to Shareholders.

IVA Worldwide Fund
IVA International Fund

Semi-Annual Report
March 31, 2013

Advised by International Value Advisers, LLC	An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Contents	IVA Funds

2	An Owner’s Manual
3	Letter from the President
4	Letter from the Portfolio Managers
7	Management’s Discussion of Fund Performance
IVA Worldwide Fund
10	Performance
11	Portfolio Composition
12	Schedule of Investments
IVA International Fund
20	Performance
21	Portfolio Composition
22	Schedule of Investments
29	Statements of Assets and Liabilities
30	Statements of Operations
31	Statements of Changes in Net Assets
32	Financial Highlights
38	Notes to Financial Statements
46	Trustees and Officers
48	Additional Information
49	Fund Expenses

1

An Owner’s Manual	IVA Funds

An Atypical Investment Strategy

We manage both the IVA Worldwide and IVA International Funds with a dual attempt that is unusual in the mutual fund world: in the short-term (12-18 months), our attempt is to try to preserve capital, while in the longer-term (5-10 years, i.e., over a full economic cycle), we attempt to perform better than the MSCI All Country World Index, in the case of your IVA Worldwide Fund, and the MSCI All Country World Ex-U.S. Index, in the case of your IVA International Fund.

The Worldwide Fund is typically used by investors who are looking for an “all weather fund” where we are given the latitude to decide how much we should have in the U.S. versus outside the U.S. The International Fund is typically used by investors who practice asset allocation and want to decide for themselves how much should be allocated to a domestic manager and how much should be allocated to a pure “international” (i.e., non-U.S.) manager, yet at the same time are looking for a lower risk – and lower volatility – exposure to international markets than may be obtained from a more traditional international fund.

We believe our investment approach is very different from the traditional approach of most mutual funds. We are trying to deliver returns that are as absolute as possible, i.e., returns that try to be as resilient as possible in down markets, while many of our competitors try to deliver good relative performance, i.e., try to beat an index, and thus would be fine with being down 15% if their benchmark is down 20%.

Why do we have such an unusual strategy (which, incidentally, is not easy to carry out)? Because we believe this strategy makes sense for many investors. We are fond of the quote by Mark Twain: “There are two times in a man’s life when he should not speculate: the first time is when he cannot afford to; the second time is when he can.” We realize that many investors cannot tolerate high volatility and appreciate that “life’s bills do not always come at market tops.” This strategy also appeals to us at International Value Advisers since we “eat our own cooking” for a significant part of our savings (invested in IVA products) and we have an extreme aversion to losing money.

An Eclectic Investment Approach

Here is how we try to implement our strategy:

We don’t hug benchmarks. In practical terms, this means we are willing to make big “negative bets,” i.e., having nothing or little in what has become big in the benchmark. Conversely, we will generally seek to avoid overly large positive bets.

We prefer having diversified portfolios (100 to 150 names). Because we invest on a global basis, we believe that diversification helps protect against weak corporate governance or insufficient disclosure, or simply against “unknown unknowns.”

We like the flexibility to invest in small, medium and large companies, depending on where we see value.

We attempt to capture equity-type returns through fixed income securities but predominantly when credit markets (or sub-sets of them) are depressed and offer this potential.

We hold some gold, either in bullion form or via gold mining securities, as we feel it provides a good hedge in either an inflationary or deflationary period.

We are willing to hold cash when we cannot find enough cheap securities that we like or when we find some, yet the broader market (Mr. Market) seems fully priced. We will seek to use that cash as ammunition for future bargains.

At the individual security level, we ask a lot of questions about “what can go wrong?” and will establish not only a “base case intrinsic value” but also a “worst case scenario” (What could prove us wrong? If we were wrong, are we likely to lose 25%, 30%, or even more of the money invested?). As a result, we will miss some opportunities, yet hopefully, we will also avoid instances where we experience a permanent impairment of value.

2

Letter from the President	IVA Funds

Dear Shareholder,

Your two mutual funds, the IVA Worldwide Fund and the IVA International Fund (“the Funds”), recently completed the first six months of their fifth year of operation.

The very difficult markets of 2008 and early 2009 are in the past (but not forgotten) as many major global equity indices reached new highs in early 2013. These new market highs are partially being propelled by government and central bankers’ aggressive assault on interest rates (downward), exchange rates and asset prices. In light of this manipulation we read more and more about the equity market’s strength and less and less about the cumulative risks associated with these policies, the tepid global GDP growth, the still destructive rate of unemployment in this country and abroad, and the need for most European financial institutions to inject additional equity capital into their balance sheets (Germany’s largest bank by assets announced an equity sale as I began writing this letter).

It is important to keep in mind that Charles de Vaulx and Chuck de Lardemelle have navigated market environments like this before and IVA remains committed to attempting to deliver returns that are as absolute as possible; returns that are as resilient as possible in down markets. While Charles, Chuck and their team of investment analysts calculate intrinsic values in search of return, we will not pursue investments while ignoring their risks. Even though markets, television pundits, and newspapers are focusing less on historically high margins, central bank assistance in propelling interest rates lower and asset prices higher, and the waning commitment to austerity across Italy, Spain, Ireland and Portugal, we are acutely aware that risks abound in today’s financial markets. While these risks are widespread, the most troubling conclusion for IVA is that most stocks appear to be fully priced. When investing at IVA, the price of a stock, which equates to a percentage ownership of a company at a known set of valuation metrics, is the most important principle. Today, as risks appear abundant and as equity markets are hitting new highs, we remain committed to only making investments on our clients’ behalf when the price of a security affords us a sufficient discount to our estimate of intrinsic value and will divorce emotion from the construction of our portfolios.

Strengthening IVA continues to be a rewarding experience. We hope that in the process, we are shaping a culture where everyone associated with IVA respects the work we are doing for our clients.

I want to offer thanks to all of my colleagues and to our shareholders for their continued support.

Sincerely,

Michael W. Malafronte, President

Effective February 22, 2011, the IVA Worldwide Fund and IVA International Fund are closed to new investors.

3

Letter from the Portfolio Managers	IVA Funds

May 1, 2013

Dear Shareholder,

Over the period under review, October 1, 2012 to March 31, 2013, central bankers around the world have continued to drown markets in liquidity and manipulate government debt prices. In Japan, in particular, political changes led to the nomination of three new Bank of Japan (BoJ) board members. The BoJ then announced a very aggressive printing exercise, buying long-term Japanese government bonds as well as other assets.

The short-term consequences of these moves were a sharp Japanese yen devaluation (from ¥78 per USD on October 1, 2012, to ¥94 on March 31, 2013 and ¥99 currently) and a strong rally in Japanese equities.

Both the IVA International and IVA Worldwide Funds have a sizeable portion of their assets invested in Japan; despite the fact that these investments were mostly in shares of local companies with few exports and very strong balance sheets, this rally, coupled with partial hedges in place on the currency, helped deliver a solid absolute return for this period.

While valuations in Japan were severely depressed before these events (the market as a whole was selling below book value), corporate governance and capital allocation in general remain dreadful in that country. Valuations are still reasonable today even after a 55% rally on the Nikkei 225 Index (which is comprised of Japan’s top 225 blue-chip companies on the Tokyo Stock Exchange) from October 1, 2012 to May 1, 2013. For the rally to continue and prove sustainable however, some pick up in consumption and the economy in Japan would be beneficial, as well as structural reforms in a number of areas; there are signs that this could be happening on the consumption side, none on the reform side so far.

While potentially boosting consumption and GDP growth in the short-term, these policies may have negative consequences longer term in Japan. For instance, if consumption picks up, this would lead to less saving and therefore Japan may find itself in a situation where it needs to borrow from foreigners to fund very large budget deficits. Given the amount of Japanese government bonds (JGBs) currently outstanding (over 200% of GDP), the stated goal of 2% inflation and 10-year JGB yields currently below 0.6%, attracting foreign capital to fund budget deficits may not be so easy...

We have trimmed and continue to reduce our exposure to Japan, holding on to the higher quality companies we already own as long as valuations remain reasonable while selling less liquid investments or stakes in companies where management has not demonstrated an ability to allocate capital properly over the last few years.

While the current policy may help in the short-term in Japan, it may carry the seeds of severe wealth destruction through inflation or hyperinflation five to 10 years down the road. A large current account deficit, over 3% of GDP, would be, in our opinion, highly problematic for Japan and could potentially trigger a crisis. Time will tell; it is possible that the negative side effects of global quantitative easing (read printing money hand over fist, market manipulation and financial repression) will show up in Japan first.

In the meantime, we continue to enjoy this rally, taking some profits along the way.

4

Letter from the Portfolio Managers	IVA Funds

Europe continues to be a source of frustration for us at IVA. In the midst of a double dip recession with difficult, if not intractable political issues, you’d think this part of the world would be a fertile hunting ground for value investors. What we find, however, is a tale of two markets: banks, utilities and telecom companies have suffered tremendous and very fundamental setbacks since 2007 and are therefore down substantially, dragging indices down; while high quality, global companies headquartered in Europe tend to trade at all-time highs and be very pricey. In the middle you’ll find a number of cyclical companies with debt, usually not that cheap, and where balance sheets are far from pristine; the somewhat deflationary setup in Europe (the European Central Bank is now shrinking its balance sheet while loans to the private sector in Europe are contracting modestly) warrants caution on indebted cyclical companies.

We have done well recently with a number of small and mid-caps in Europe that were misunderstood. We continue to look for opportunities in the Old Continent but without much success over the period.

For the IVA Worldwide Fund, in the U.S., we have emphasized quality of capital allocation and management. In a world of anemic global growth constrained by too much debt, reinvesting free cash flow properly will make even more of a difference than in the past. While we found a number of opportunities in the second half of last year, they are now few and far between, given the continued appreciation of U.S. stock indices.

Emerging markets have performed poorly on a relative basis for a while now; we had almost no direct investment in the BRIC countries (Brazil, Russia, India and China) in recent time. However, we made our first investment in Brazil over the period; we are also currently adding a name listed in Hong Kong doing business exclusively in China. But these markets are not cheap enough for us to make large commitments. In China in particular, we worry about massive misallocation of capital and a potentially moribund banking sector.

No opportunities to report in high yield debt either! In fact, we are witnessing the mirror image of 2008-2009. At that time high yield bonds were offering very attractive opportunities, more than equity-like returns with less risk than equities. Not the case today. We view equity-like returns currently at roughly 6%, versus 8-10% in the past; despite our lowering the bar, we cannot find decent credits today yielding 6%. Our remaining high yield exposure is of short duration overall (less than 3 years) and comprised mostly of remnants of investments made in previous years.

A word on gold: the yellow metal has acted poorly since September 2011 – it topped around $1900/oz, and did not go up when the Swiss Central Bank decided to peg the Swiss franc to the euro at the time. Since then, Bernanke announced more printing and so has the BoJ. Yet gold has continued to drift down, finally capitulating a few weeks ago, mid-April, when gold fell from $1560/oz to $1322/oz, the intraday low price of gold, in two days.

We look at gold as a currency that central bankers cannot debase. The gold price remains reasonable in our opinion vis-à-vis U.S. dollars in circulation (physical dollars printed by the U.S. Federal Reserve). On the other hand gold, at over $1800/oz was expensive vis-a-vis housing in the U.S. (as measured by the number of ounces of gold necessary to buy a median-priced house in the U.S.) or the median wage in the U.S. We have, for the most part, avoided miners and continue to do so. So far we have not taken advantage of the weak price of gold to add to our position; partly because the price was not cheap enough, partly because we have fewer equities in the portfolio, so less gold was required. We believe

5

Letter from the Portfolio Managers	IVA Funds

that gold remains a reasonably priced hedge worth having in a portfolio, especially in this age of “quantitative easing.”

In conclusion, while equities may look attractive relative to government paper, we prefer to err on the side of caution. The argument in favor of equities is a relative one, and markets are being manipulated very heavily these days. Only time will reveal the extent of asset misallocations triggered by these policies. The recent track record of central bankers (1995 to today) does not inspire confidence. We also note the unusual divergence between commodity prices and equity indices of late: from October 1, 2012 to May 1, 2013, the Commodity Research Bureau Index (CRB) was down 9% while the MSCI All Country World Index (Net) was up 12%.

Diversification, strong franchises, capable management teams, solid balance sheets, and discipline when it comes to price; these simple characteristics and principles shall see us through this treacherous investment landscape.

We appreciate your continued confidence and thank you for your support.

Charles de Vaulx, Chief Investment Officer and Portfolio Manager

Chuck de Lardemelle, Portfolio Manager

6

Management’s Discussion of Fund Performance (unaudited)	IVA Funds

Global equity markets delivered strong returns over this six month period ending March 31, 2013, with the Dow Jones Industrial Average closing at a record high in March. U.S. equity markets continued to react positively to money printing by the Federal Reserve as well as some signs (housing, job creation) that the economic recovery is gaining some traction. Japanese equity markets surged over the period as Japan’s new Prime Minister pledged aggressive monetary policies and urged the central bank to commit to a 2% annual inflation target by 2015 or early 2016. Also, worldwide and despite a recession in the euro zone, corporate profits appeared to be holding up nicely.

As global equity markets rose, we trimmed or sold a few stocks that were close to or met our intrinsic value estimate. In the IVA Worldwide Fund, our total equity exposure declined to 58.0% on March 31, 2013 from 63.0% on September 30, 2012, while our total cash exposure increased to 21.1% from 15.8% over the same period. In the IVA International Fund, our total equity exposure fell to 55.3% on March 31, 2013 from 57.1% on September 30, 2012, while our total cash exposure rose to 23.5% from 22.2% over the same period.

Japanese equities were a large contributor to both Funds’ return this period following the election of a new Prime Minister, Shinzo Abe, in December 2012. Over this six month period, while the Japanese yen weakened -20.8% versus the U.S. dollar, the TOPIX Total Return Index rose about 41.8% in JPY (17.3% in USD), making it one of the best performing global equity markets. As we acknowledged that this new Prime Minister was eager to weaken the yen, we increased our hedge against the yen by about 10 percentage points in both Funds in January 2013 and as of March 31, 2013, our hedge was 40.8% in the IVA Worldwide Fund and 50.9% in the IVA International Fund.

Over the reporting period gold bullion averaged a return of about -9.9% and was the largest individual detractor from both Funds’ return. Because we were net sellers of equities over the period, we simultaneously reduced our exposure to gold by trimming our gold mining stocks. As of March 31, 2013, our gold exposure represented 4.9% of the IVA Worldwide Fund and 4.8% of the IVA International Fund, with gold mining stocks being 0.1% of that total in both Funds.

IVA Worldwide Fund

The IVA Worldwide Fund Class A shares, at net asset value, returned 7.46% for the six month period ending March 31, 2013. The MSCI All Country World Index (Net) (the “Index”) returned 9.57% over the same period.

Our equities (ex-gold mining stocks) averaged gains of 13.3% versus the Index at 9.6% over the period, due to good security selection among technology stocks, as well as U.S. and French equities. Our technology stocks averaged a return of 16.9% versus those in the Index at 2.3% and added 2.2% to the return, led by Dell Inc. (technology, U.S.) and Applied Materials, Inc. (technology, U.S.). We trimmed our exposure to this sector over the period, from 15.0% to 12.4%, and sold securities such as JDA Software Group, Inc. (the Company was the target of a tender offer for cash) and Symantec Corp. The consumer discretionary and industrials sectors delivered solid returns over the period, and together added 3.2% to our return versus the benchmark adding 3.0%, led by Teleperformance (industrials, France) and the Washington Post Co. Class “B” (consumer discretionary, U.S.), which were among our top individual contributors to return. The only equity sector to detract from our return was utilities, -0.2%, due to poor performance from GDF Suez SA (utilities, France). Our underweight exposure to financials was among the largest detractors from relative results, as this sector added 3.2% to the benchmark’s return versus 0.7% to our return.

7

Management’s Discussion of Fund Performance (unaudited)	IVA Funds

By country, our equities in the U.S. performed well, averaging gains of 15.4% versus the Index at 10.1%, and contributed 4.6% to our return, led by Berkshire Hathaway Inc., Class “A” and Class “B” (holding company, U.S.). Additionally, our equities in France performed well, averaging a return of 16.5% versus the Index at 11.1% and added 1.6% to our return. Our Japanese equities also added 0.6% to the return. The only country to detract from our return over the period was South Africa, -0.1%, as Net 1 U.E.P.S. Technologies Inc. (technology, South Africa) was among our worst individual contributors to return since its share price fell following news it was subject to an investigation by the U.S. Department of Justice.

Over the period, our fixed income holdings collectively averaged a return of 2.7% and added 0.5% to the return, with our corporate bonds averaging a positive return of 5.0%, while our sovereign bonds averaged a negative return of -0.8%.

Our forward foreign currency contracts, which are used to hedge currency risk, contributed about 0.6% to return over the period. Individually, our Japanese yen hedge added 0.7% to the return, while our euro and South Korean won hedges collectively detracted approximately -0.1% from the return.

Other individual detractors from return this period included: IAMGOLD Corp. (gold mining, Canada) and Devon Energy Corp. (energy, U.S.).

IVA International Fund

The IVA International Fund Class A shares, at net asset value, returned 7.73% for the six month period ending March 31, 2013. The MSCI All Country World (ex-U.S.) Index (Net) (the “Index”) returned 9.20% over the same period.

Our equities (ex-gold mining stocks) averaged a return of 13.7% versus the Index at 9.2%, due to solid returns from consumer discretionary and industrials stocks, as well as our French equities. Our consumer discretionary stocks averaged gains of 19.3% versus those in the Index at 16.4% and added 2.5% to our return, led by Sodexo SA (consumer discretionary, France) and Lagardère SCA (consumer discretionary, France). Additionally, our industrials stocks performed well and added 2.3% to the return, led by gains from Teleperformance (industrials, France), Temp Holdings Co., Ltd. (industrials, Japan), and Bolloré (industrials, France). These three companies were among our top individual contributors to return and together added 1.6% to the return. The only equity sector to detract from our return was utilities, -0.3%, as GDF Suez SA (utilities, France) was among our worst individual contributors to return. Our underweight exposure to financials was among the largest detractors from relative results as this sector added 3.7% to the benchmark’s return versus 0.7% to our return.

By country, our equities in France led gains by averaging a return of 17.1% versus those in the Index at 11.1% and added 3.1% to our return. Additionally, our Japanese equities added 1.7% to the return. The only country to detract from our return over the period was South Africa, -0.2%, as Net 1 U.E.P.S. Technologies Inc. (technology, South Africa) was among our worst individual contributors to return since its share price fell following news it was subject to an investigation by the U.S. Department of Justice.

Over the period, our fixed income holdings collectively averaged a return of 2.2% and added 0.4% to the return, with our corporate bonds averaging a positive return of 5.4%, while our sovereign bonds averaged a negative return of -0.4%.

8

Management’s Discussion of Fund Performance (unaudited)	IVA Funds

Our forward foreign currency contracts, which are used to hedge currency risk, contributed about 1.5% to return over the period. Individually, our Japanese yen hedge added 1.6% to the return, while our Australian dollar, euro, and South Korean won hedges collectively detracted approximately -0.1% from the return.

Other individual detractors from return this period included: IAMGOLD Corp. (gold mining, Canada) and Newcrest Mining Ltd. (gold mining, Australia).

Investment Risks: There are risks associated with investing in funds that invest in securities of foreign countries, such as erratic market conditions, economic and political instability and fluctuations in currency exchange rates. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

9

IVA Worldwide Fund	IVA Funds
Performance (unaudited)	As of March 31, 2013

Average Annual Total Returns as of March 31, 2013(a)	Six Months	One Year	Three Year	Since Inception
Class A	7.46%	6.61%	7.48%	11.64%
Class A (with a 5% maximum initial sales charge)	2.10%	1.27%	5.65%	10.38%
Class C	7.00%	5.75%	6.68%	10.80%
Class I	7.53%	6.80%	7.74%	11.89%
MSCI All Country World Index (Net)(b)	9.57%	10.55%	7.78%	6.89%
Consumer Price Index(c)	0.48%	1.48%	2.24%	1.34%

Growth of a $10,000 Initial Investment

(a)	The Fund commenced investment operations on October 1, 2008. Total returns for periods of less than one year are not annualized.
(b)
The MSCI All Country World Index (Net) is an unmanaged, free float-adjusted market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure equity market performance in global, developed and emerging markets. The Index includes reinvestment of dividends, net of foreign withholding taxes. Please note that an investor cannot invest directly in an index.

(c)
The Consumer Price Index examines the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care. Please note that an investor cannot invest directly in an index.

(d)
Hypothetical illustration of $10,000 invested in Class A shares on October 1, 2008, assuming the deduction of the maximum initial sales charge of 5% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through March 31, 2013. The performance of the Fund’s other classes may be greater or less than the Class A shares’ performance indicated on this chart depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Past performance is no guarantee of future results.    The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. To obtain performance information current to the most recent month-end, please call 866-941-4482.

The maximum sales charge for Class A shares is 5.00%. Class C shares may include a 1.00% contingent deferred sales charge for the first year only. The expense ratios for the Fund are as follows: 1.28% (Class A shares); 2.03% (Class C shares); and 1.03% (Class I shares). These expense ratios are as stated in the most recent Prospectus dated January 31, 2013. More recent expense ratios can be found in the Financial Highlights section of this Semi-Annual Report.

10

IVA Worldwide Fund	IVA Funds
Portfolio Composition (unaudited)	As of March 31, 2013

Asset Allocation (As a Percent of Total Net Assets)

Sector Allocation (As a Percent of Total Net Assets)

Top 10 Positions (As a Percent of Total Net Assets)(b)

Government of Singapore, 2.25% due 7/1/2013; 3.625% due 7/1/2014	5.3%

Gold Bullion	4.8%

Berkshire Hathaway Inc., Class ‘A’, Class ‘B’	3.9%

Wendel, 4.875% due 5/26/2016; 4.375% due 8/9/2017; 6.75% due 4/20/2018	3.9%

Astellas Pharma Inc.	3.2%

Devon Energy Corp.	2.4%

Nestlé SA	2.2%

Genting Malaysia Berhad	2.0%

Expeditors International of Washington Inc.	1.8%

Applied Materials, Inc.	1.5%

Top 10 positions represent 31.0% of total net assets.
(a)	Other represents unrealized gains and losses on options, forward foreign currency contracts and other assets and liabilities.
(b)	Short-Term Investments are not included.

11

IVA Worldwide Fund	IVA Funds

Schedule of Investments (unaudited) March 31, 2013

	SHARES	DESCRIPTION	FAIR VALUE
COMMON STOCKS – 57.3%

Belgium | 0.3%
	281,848	Sofina SA	$25,470,739

Brazil | 0.3%
	1,474,928	Itaú Unibanco Holding SA, ADR	26,253,718

Canada | 0.1%
	1,199,750	IAMGOLD Corp.	8,638,200

Denmark | 0.2%
	684,445	D/S Norden A/S	22,125,774

France | 8.3%
	338,105	Alten	13,392,065

	174,856	Bolloré	67,241,790

	355,198	Cap Gemini SA	16,163,535

	747,066	Carrefour SA	20,450,128

	257,540	Ciments Français SA	14,690,689

	38,935	Financière de l’Odet SA	28,859,798

	58,975	Financière Marc de Lacharriere SA	3,082,852

	5,186,282	GDF Suez SA	99,853,556

	1,560,342	Lagardère SCA	57,453,608

	522,069	Publicis Groupe SA	35,006,614

	92,497	Robertet SA (b)	16,255,584

	60,007	Séché Environnement SA	2,130,685

	912,717	Sodexo SA	85,056,601

	1,382,098	Teleperformance	58,898,285

	804,532	Thales SA	34,027,413

	1,592,082	Total SA, ADR	76,388,094

	4,488,062	Vivendi SA	92,710,011

			721,661,308

Germany | 0.5%
	338,518	Siemens AG	36,463,102
	184,277	Wincor Nixdorf AG	9,153,355
			45,616,457

Hong Kong | 0.1%
	15,826,640	Clear Media Ltd. (b)	10,907,823

Japan | 10.5%
	5,121,200	Astellas Pharma Inc.	275,277,761
	935,100	Benesse Holdings Inc.	39,734,424
	2,780,900	Cosel Co., Ltd. (c)	31,904,945
	1,097,300	Icom Inc. (b)(c)	27,859,425
	1,231,370	Kose Corp.	28,607,916
	213,800	Medikit Co., Ltd. (b)	7,211,080
	1,488,200	Meitec Corp.	37,562,683
	737,200	Milbon Co., Ltd. (c)	25,960,780
	3,128,504	Miura Co., Ltd. (c)	80,659,470

12	See Notes to Financial Statements.

IVA Worldwide Fund	IVA Funds

Schedule of Investments (unaudited) March 31, 2013

	SHARES	DESCRIPTION	FAIR VALUE

Japan | 10.5% (continued)
	844,800	Nifco Inc.	$19,232,022

	218,100	Nintendo Co., Ltd.	23,516,386

	183,800	Nitto Kohki Co., Ltd.	3,524,290

	11,843	NTT DoCoMo, Inc.	17,562,892

	436,900	Okinawa Cellular Telephone Co.	10,442,715

	4,501	Pasona Group Inc.	2,280,743

	1,629,600	Secom Co., Ltd.	83,873,288

	367,488	Shofu Inc.	3,704,744

	56,800	SMC Corp.	10,969,608

	113,200	Sugi Holdings Co., Ltd.	4,034,482

	875	Techno Medica Co., Ltd.	5,093,748

	3,935,900	Temp Holdings Co., Ltd. (c)	67,357,889

	1,948,400	Toho Co., Ltd.	40,650,742

	138,540	Yahoo Japan Corp.	63,651,724

			910,673,757

Malaysia | 2.0%
	148,186,000	Genting Malaysia Berhad	175,631,397

Norway | 0.9%
	9,854,646	Orkla ASA	79,064,663

Singapore | 0.2%
	1,147,069	United Overseas Bank Ltd.	18,847,314

South Africa | 0.5%
	6,006,359	Net 1 U.E.P.S. Technologies Inc. (a)(c)	44,447,057

South Korea | 2.1%
	143,765	E-Mart Co., Ltd.	28,362,770

	1,413,610	Kangwon Land, Inc.	39,069,304

	37,054	Lotte Chilsung Beverage Co., Ltd.	49,789,439

	27,171	Lotte Confectionery Co., Ltd.	43,030,112

	1,059,520	SK Telecom Co., Ltd., ADR	18,933,622

			179,185,247

Switzerland | 3.0%
	68,115	APG SGA SA	16,574,913

	2,672,347	Nestlé SA	193,254,631

	116,420	Schindler Holding AG	17,058,909

	2,172,472	UBS AG	33,297,659

			260,186,112

Taiwan | 0.1%
	2,561,000	Taiwan Secom Co., Ltd.	5,781,038

United Kingdom | 0.6%
	1,687,525	Inmarsat Plc	18,012,868

	3,529,321	Millennium & Copthorne Hotels Plc	30,513,341

			48,526,209

See Notes to Financial Statements.	13

IVA Worldwide Fund	IVA Funds

Schedule of Investments (unaudited) March 31, 2013

	SHARES	DESCRIPTION	FAIR VALUE

United States | 27.6%
	1,237,876	Amdocs Ltd.	$44,873,005

	1,443,597	Annaly Capital Management Inc.	22,938,756

	1,177,836	Aon Plc	72,436,914

	9,657,661	Applied Materials, Inc.	130,185,270

	1,721,346	Baker Hughes Inc.	79,887,668

	1,723	Berkshire Hathaway Inc., Class ‘A’ (a)	269,270,440

	683,771	Berkshire Hathaway Inc., Class ‘B’ (a)	71,248,938

	351,088	Cimarex Energy Co.	26,486,079

	61,514	Contango ORE Inc. (a)(b)	573,618

	899,866	CVS Caremark Corp.	49,483,631

	4,235,886	Dell Inc.	60,700,246

	3,695,560	Devon Energy Corp.	208,503,495

	1,847,155	DeVry Inc.	58,647,171

	631,019	Energen Corp.	32,819,298

	411,908	Energizer Holdings Inc.	41,079,585

	419,759	Era Group Inc. (a)	8,814,939

	4,297,452	Expeditors International of Washington Inc.	153,462,011

	266,653	Goldman Sachs Group, Inc.	39,237,989

	147,784	Google Inc., Class ‘A’ (a)	117,344,930

	1,341,896	Hewlett-Packard Co.	31,990,801

	3,032,782	Ingram Micro Inc., Class ‘A’ (a)	59,685,150

	1,363,042	Liberty Interactive Corp., Series ‘A’ (a)	29,141,838

	690,229	Marsh & McLennan Cos., Inc.	26,207,995

	183,660	MasterCard Inc., Class ‘A’	99,383,936

	4,177,034	Microsoft Corp.	119,504,943

	32,046	National CineMedia, Inc.	505,686

	377,509	News Corp., Class ‘A’	11,521,575

	1,359,743	News Corp., Class ‘B’	41,825,695

	1,082,005	Occidental Petroleum Corp.	84,796,732

	3,461,044	Oracle Corp.	111,930,163

	388,589	SEACOR Holdings Inc.	28,631,238

	928,111	Sealed Air Corp.	22,376,756

	1,361,289	Spansion, Inc., Class ‘A’ (a)	17,519,789

	780,047	Telephone & Data Systems, Inc.	16,435,590

	2,296,814	Texas Instruments Inc.	81,490,961

	276,531	The Washington Post Co., Class ‘B’	123,609,357

	193,740	Zebra Technologies Corp. (a)	9,130,966

			2,403,683,154

		TOTAL COMMON STOCKS
		(Cost — $4,216,333,637)	4,986,699,967

CONVERTIBLE PREFERRED STOCKS – 0.8%

United States | 0.8%
		Bank of America Corp.,
	55,340 USD	Series ‘L’, 7.25%	67,412,974

		TOTAL CONVERTIBLE
		PREFERRED STOCKS
		(Cost — $43,391,116)	67,412,974

14	See Notes to Financial Statements.

IVA Worldwide Fund	IVA Funds

Schedule of Investments (unaudited) March 31, 2013

	PRINCIPAL
	AMOUNT		DESCRIPTION	FAIR VALUE
CORPORATE NOTES & BONDS – 9.4%

France | 3.9%
			Wendel:
	35,100,000	EUR	4.875% due 5/26/2016 (d)	$47,242,611

	116,950,000	EUR	4.375% due 8/9/2017	154,222,433

	95,400,000	EUR	6.75% due 4/20/2018	138,797,521

				340,262,565

Netherlands | 0.4%
	22,929,000	EUR	UPC Holding BV, 8% due 11/1/2016 (d)	30,330,911

Norway | 0.3%
			Golden Close Maritime Corp. Ltd.,
	26,400,000	USD	11% due 12/9/2015 (b)	28,281,000

Switzerland | 0.3%
	8,800,000	EUR	UBS AG, 7.152% due 12/21/2017 (e)	12,354,847

			UBS Preferred Funding Trust V, 6.243%
	8,892,000	USD	due 5/15/2016 (e)	9,236,565

				21,591,412

United Kingdom | 0.2%
			Inmarsat Finance Plc, 7.375% due
	19,300,000	USD	12/1/2017 (d)	20,651,000

United States | 4.3%
			Brandywine Operating Partnership, LP,
	6,070,000	USD	5.7% due 5/1/2017	6,848,617

			Cloud Peak Energy Resources LLC,
	18,309,000	USD	8.5% due 12/15/2019	19,956,810

			Encore Acquisition Co.,
	3,408,000	USD	9.5% due 5/1/2016	3,582,660

			Intelsat Luxembourg SA:
	46,121,000	USD	11.25% due 2/4/2017	49,176,516

	51,283,000	USD	11.5% due 2/4/2017 (f)	54,488,187

	24,975,000	USD	7.75% due 6/1/2021 (d)	25,474,500

			Leucadia National Corp., 8.125%
	3,418,000	USD	due 9/15/2015	3,892,248

			Level 3 Financing Inc., 10% due
	1,740,000	USD	2/1/2018	1,931,400

			MetroPCS Wireless Inc., 7.875% due
	6,961,000	USD	9/1/2018	7,639,697

			Mohawk Industries Inc., 6.375% due
	37,016,000	USD	1/15/2016 (g)	41,457,920

			QVC Inc.:
	6,878,000	USD	7.125% due 4/15/2017 (d)	7,124,783

	31,121,000	USD	7.5% due 10/1/2019 (d)	34,405,915

			Sealed Air Corp., 8.125% due
	38,288,000	USD	9/15/2019 (d)	43,504,740

See Notes to Financial Statements.	15

IVA Worldwide Fund	IVA Funds

Schedule of Investments (unaudited) March 31, 2013

	PRINCIPAL
	AMOUNT		DESCRIPTION	FAIR VALUE

United States | 4.3% (continued)
			Sirius XM Radio, Inc., 8.75% due
	61,574,000	USD	4/1/2015 (d)	$68,808,945

			Vulcan Materials Co., 7% due
	6,660,000	USD	6/15/2018	7,592,400

				375,885,338

			TOTAL CORPORATE NOTES & BONDS
			(Cost — $743,536,377)	817,002,226

SOVEREIGN GOVERNMENT BONDS – 6.4%

Hong Kong | 1.0%
			Government of Hong Kong, 1.52% due
	669,700,000	HKD	12/21/2015	89,346,075

Singapore | 5.3%
			Government of Singapore:
	412,719,000	SGD	2.25% due 7/1/2013	334,485,565

	146,342,000	SGD	3.625% due 7/1/2014	123,065,086

				457,550,651

Taiwan | 0.1%
			Government of Taiwan, 2% due
	349,300,000	TWD	7/20/2015	12,008,538

			TOTAL SOVEREIGN GOVERNMENT BONDS
			(Cost — $539,449,411)	558,905,264

	OUNCES
COMMODITIES – 4.8%
	264,541		Gold Bullion (a)	422,331,445

			TOTAL COMMODITIES
			(Cost — $409,784,346)	422,331,445

SHORT-TERM INVESTMENTS – 21.1%

Commercial Paper | 20.7%
			Coca-Cola Co.,
	50,000,000	USD	0.09% due 4/25/2013 (d)	49,997,000

			Consolidated Edison Co. Inc.,
	73,900,000	USD	0.25% due 4/2/2013 (d)	73,899,487

			Danaher Corp.:
	20,000,000	USD	0.12% due 4/16/2013 (d)	19,999,000

	40,000,000	USD	0.12% due 4/17/2013 (d)	39,997,867

			Diageo Capital Plc:
	15,000,000	USD	0.25% due 4/2/2013 (d)	14,999,896

	54,900,000	USD	0.25% due 4/11/2013 (d)	54,896,187

	20,000,000	USD	0.26% due 4/12/2013 (d)	19,998,411

			Dover Corp.:
	18,000,000	USD	0.11% due 4/1/2013 (d)	18,000,000

	34,900,000	USD	0.12% due 4/4/2013 (d)	34,899,651

			Électricité de France SA:
	42,900,000	USD	0.15% due 4/5/2013 (d)	42,899,285

16	See Notes to Financial Statements.

IVA Worldwide Fund	IVA Funds

Schedule of Investments (unaudited) March 31, 2013

	PRINCIPAL
	AMOUNT		DESCRIPTION	FAIR VALUE

Commercial Paper | 20.7% (continued)
			Électricité de France SA (continued)
	35,000,000	USD	0.15% due 4/11/2013 (d)	$34,998,542

			Florida Power & Light Co.,
	27,500,000	USD	0.19% due 4/9/2013 (d)	27,498,839

			GDF Suez SA:
	38,000,000	USD	0.2% due 4/8/2013 (d)	37,998,522

	41,100,000	USD	0.19% due 4/10/2013 (d)	41,098,048

			Johnson Controls Inc.,
	20,000,000	USD	0.3% due 4/3/2013 (d)	19,999,667

			Merck & Co. Inc.:
	72,900,000	USD	0.09% due 4/4/2013 (d)	72,899,453

	50,000,000	USD	0.09% due 4/5/2013 (d)	49,999,500

	75,000,000	USD	0.09% due 4/22/2013 (d)	74,996,062

			Nestlé Capital Corp.:
	50,000,000	USD	0.03% due 4/5/2013 (d)	49,999,833

	50,000,000	USD	0.05% due 4/8/2013 (d)	49,999,514

	31,600,000	USD	0.04% due 4/11/2013 (d)	31,599,649

	50,000,000	USD	0.04% due 4/12/2013 (d)	49,999,389

			NetJets Inc.:
	15,500,000	USD	0.08% due 4/4/2013 (d)	15,499,897

	50,000,000	USD	0.08% due 4/12/2013 (d)	49,998,778

	27,500,000	USD	0.08% due 4/22/2013 (d)	27,498,717

			Philip Morris International Inc.:
	25,000,000	USD	0.02% due 4/16/2013 (d)	24,999,792

	25,000,000	USD	0.02% due 4/18/2013 (d)	24,999,764

			Procter & Gamble Co.,
	40,000,000	USD	0.1% due 4/3/2013 (d)	39,999,778

			Siemens Capital Co. LLC,
	20,000,000	USD	0.12% due 4/24/2013 (d)	19,998,467

			Unilever Capital Corp.:
	41,900,000	USD	0.1% due 4/2/2013 (d)	41,899,883

	30,000,000	USD	0.09% due 4/11/2013 (d)	29,999,250

	11,000,000	USD	0.1% due 4/11/2013 (d)	10,999,694

			United Parcel Service, Inc.:
	40,000,000	USD	0.05% due 4/2/2013 (d)	39,999,944

	10,000,000	USD	0.02% due 4/3/2013 (d)	9,999,989

	5,900,000	USD	0.04% due 4/3/2013 (d)	5,899,987

	29,600,000	USD	0.02% due 4/5/2013 (d)	29,599,934

	50,000,000	USD	0.02% due 4/10/2013 (d)	49,999,750

	30,000,000	USD	0.05% due 4/12/2013 (d)	29,999,542

	23,500,000	USD	0.04% due 4/15/2013 (d)	23,499,634

	87,000,000	USD	0.05% due 4/15/2013 (d)	86,998,308

	30,000,000	USD	0.04% due 4/17/2013 (d)	29,999,467

			Wal-Mart Stores, Inc.:
	20,000,000	USD	0.09% due 4/2/2013 (d)	19,999,950

	40,300,000	USD	0.08% due 4/3/2013 (d)	40,299,821

	19,800,000	USD	0.09% due 4/8/2013 (d)	19,799,653

	60,000,000	USD	0.08% due 4/9/2013 (d)	59,998,933

	40,000,000	USD	0.09% due 4/9/2013 (d)	39,999,200

	70,000,000	USD	0.08% due 4/10/2013 (d)	69,998,600

17

IVA Worldwide Fund	IVA Funds

Schedule of Investments (unaudited) March 31, 2013

	PRINCIPAL
	AMOUNT		DESCRIPTION	FAIR VALUE

Commercial Paper | 20.7% (continued)

			Wal-Mart Stores, Inc. (continued)
	30,000,000	USD	0.07% due 4/11/2013 (d)	$29,999,417

			Wisconsin Energy Corp.,
	16,900,000	USD	0.26% due 4/3/2013 (d)	16,899,756

				1,799,559,707

Treasury Bills — 0.4%

			United States Treasury Bill,
	34,264,000	USD	due 6/6/2013 (h)	34,258,669

			TOTAL SHORT-TERM INVESTMENTS
			(Cost — $1,833,818,376)	1,833,818,376

			TOTAL INVESTMENTS — 99.8%
			(Cost — $7,786,313,263)	8,686,170,252

			Other Assets In Excess of Liabilities — 0.2%	18,525,089

			TOTAL NET ASSETS — 100.0%	$8,704,695,341

Schedule of Written Put Options – (0.1%)

		EXPIRATION	STRIKE	FAIR
CONTRACTS	DESCRIPTION	DATE	PRICE	VALUE

(327)	Apple, Inc.	1/17/2015	$430.00	$(2,419,800)

(422)	Apple, Inc.	1/17/2015	440.00	(3,364,395)

		Total Written Put Options
		(Premiums received — $5,976,952)		$(5,784,195)

The IVA Worldwide Fund had the following open forward foreign currency contracts at March 31, 2013:

					USD	NET
		SETTLEMENT	LOCAL		VALUE AT	UNREALIZED
FOREIGN		DATES	CURRENCY	USD	MARCH	APPRECIATION/
CURRENCY	COUNTERPARTY	THROUGH	AMOUNT	EQUIVALENT	31, 2013	(DEPRECIATION)

Contracts to Sell:
	State Street Bank &
euro	Trust Co.	06/07/2013	EUR 369,269,000	$480,502,767	$473,565,624	$6,937,143

	State Street Bank &
Japanese yen	Trust Co.	06/07/2013	JPY 34,958,900,000	361,749,464	371,539,162	(9,789,698)

	State Street Bank &
South Korean won	Trust Co.	04/05/2013	KRW 57,626,000,000	52,621,979	51,782,586	839,393

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts						$(2,013,162)

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
EUR	—	euro
HKD	—	Hong Kong dollar
JPY	—	Japanese yen
KRW	—	South Korean won
SGD	—	Singapore dollar
TWD	—	Taiwan dollar
USD	—	United States dollar

18	See Notes to Financial Statements.

IVA Worldwide Fund	IVA Funds

Schedule of Investments (unaudited) March 31, 2013

(a)	Non-income producing investment.
(b)	Security is deemed illiquid. As of March 31, 2013, the value of these illiquid securities amounted to 1.0% of total net assets.
(c)
Issuer of the security is an affiliate of the IVA Worldwide Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA Worldwide Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates
	SHARES			SHARES
	HELD AT			HELD AT	FAIR VALUE AT
	SEPTEMBER 30,	SHARE	SHARE	MARCH 31,	MARCH 31,	REALIZED	DIVIDEND
SECURITY	2012	ADDITIONS	REDUCTIONS	2013	2013	GAIN/(LOSS)	INCOME*

Cosel Co., Ltd.	3,187,600	—	406,700	2,780,900	$31,904,945	$(1,506,700)	$354,601

Icom Inc.	1,306,300	—	209,000	1,097,300	27,859,425	(1,098,577)	108,106

Milbon Co., Ltd.	951,200	—	214,000	737,200	25,960,780	790,325	354,657

Miura Co., Ltd.	3,271,704	—	143,200	3,128,504	80,659,470	(709,849)	616,247

Net 1 U.E.P.S.
Technologies Inc.	6,324,803	—	318,444	6,006,359	44,447,057	(2,830,689)	—

Teleperformance**	2,928,862	—	1,546,764	1,382,098	—	11,644,467	—

Temp Holdings Co., Ltd.	3,016,200	941,500	21,800	3,935,900	67,357,889	(2,491)	309,810

Total					$278,189,566	$6,286,486	$1,743,421

*	Dividend income is net of withholding taxes.
**	Non-affiliated at March 31, 2013.
(d)
Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.

(e)	Fixed-to-float perpetual bond. The security has no maturity date. The date shown represents the next call date.
(f)	Payment-in-kind security for which part of the income earned may be received as additional principal.
(g)	Variable rate security. The interest rate shown reflects the rate currently in effect.
(h)	This security is held at the custodian as collateral for written put options. As of March 31, 2013, portfolio securities valued at $34,258,669 were segregated to cover collateral requirements.

See Notes to Financial Statements.	19

IVA International Fund	IVA Funds
Performance (unaudited)	As of March 31, 2013

Average Annual Total Returns as of March 31, 2013(a)	Six Months	One Year	Three Year	Since Inception
Class A	7.73%	9.51%	8.43%	11.36%
Class A (with a 5% maximum initial sales charge)	2.34%	4.01%	6.59%	10.11%
Class C	7.30%	8.75%	7.62%	10.52%
Class I	7.85%	9.84%	8.71%	11.64%
MSCI All Country World (ex-U.S.) Index (Net)(b)	9.20%	8.36%	4.41%	5.46%
Consumer Price Index(c)	0.48%	1.48%	2.24%	1.34%

Growth of a $10,000 Initial Investment

(a)	The Fund commenced investment operations on October 1, 2008. Total returns for periods of less than one year are not annualized.
(b)
The MSCI All Country World (ex-U.S.) Index (Net) is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global, developed and emerging markets outside the United States. The Index includes reinvestment of dividends, net of foreign withholding taxes. Please note that an investor cannot invest directly in an index.

(c)
The Consumer Price Index examines the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care. Please note that an investor cannot invest directly in an index.

(d)
Hypothetical illustration of $10,000 invested in Class A shares on October 1, 2008, assuming the deduction of the maximum initial sales charge of 5% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through March 31, 2013. The performance of the Fund’s other classes may be greater or less than the Class A shares’ performance indicated on this chart depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. To obtain performance information current to the most recent month-end, please call 866-941-4482.

The maximum sales charge for Class A shares is 5.00%. Class C shares may include a 1.00% contingent deferred sales charge for the first year only. The gross and net expense ratios for the Fund are as follows: 1.27% (Class A shares); 2.02% (Class C shares); and 1.02% (Class I shares). These expense ratios are as stated in the most recent Prospectus dated January 31, 2013. More recent expense ratios can be found in the Financial Highlights section of this Semi-Annual Report.

20

IVA International Fund	IVA Funds
Portfolio Composition (unaudited)	As of March 31, 2013

Asset Allocation (As a Percent of Total Net Assets)

Sector Allocation (As a Percent of Total Net Assets)

Top 10 Positions (As a Percent of Total Net Assets)(b)

Government of Singapore, 2.25% due 7/1/2013; 3.625% due 7/1/2014	6.9%

Gold Bullion	4.7%

Astellas Pharma Inc.	3.3%

Wendel, 4.875% due 5/26/2016; 4.375% due 8/9/2017; 6.75% due 4/20/2018	3.3%

Genting Malaysia Berhad	2.8%

Nestlé SA	2.7%

Temp Holdings Co., Ltd.	1.7%

Sodexo SA	1.5%

Total SA, ADR	1.5%

GDF Suez SA	1.4%

Top 10 positions represent 29.8% of total net assets.
(a) Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.
(b) Short-Term Investments are not included.
21

IVA International Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2013

	SHARES	DESCRIPTION	FAIR VALUE
COMMON STOCKS – 55.4%

Argentina | 0.0%
	871	Nortel Inversora SA, Series ‘B’, ADR	$12,734

Australia | 0.1%
	1,404,747	Programmed Maintenance Services Ltd.	3,744,136

Belgium | 0.3%
	113,055	Sofina SA	10,216,835

Brazil | 0.7%
	1,182,268	Itaú Unibanco Holding SA, ADR	21,044,370

Canada | 0.1%
	406,159	IAMGOLD Corp.	2,924,345

Denmark | 0.4%
	324,139	D/S Norden A/S	10,478,309

France | 16.2%
	714,532	Alten	28,302,033

	61,254	Bolloré	23,555,546

	263,439	Cap Gemini SA	11,987,977

	409,770	Carrefour SA	11,217,013

	101,800	Ciments Français SA	5,806,912

	463,225	CNP Assurances	6,356,472

	28,922	Financière de l’Odet SA	21,437,860

	471,961	Financière Marc de Lacharriere SA	24,671,230

	2,206,306	GDF Suez SA	42,478,889

	761,157	Lagardère SCA	28,026,687

	663,977	M6-Métropole Télévision SA	10,319,823

	92,888	Neopost SA	5,564,669

	337,623	Publicis Groupe SA	22,638,843

	73,288	Robertet SA (b)	12,879,761

	523,669	Saft Groupe SA	13,492,437

	286,364	Séché Environnement SA	10,168,003

	226,778	Securidev SA (b)(c)	7,558,085

	2,043,924	Societe d’Edition de Canal Plus	14,200,430

	465,350	Sodexo SA	43,366,223

	753,298	Teleperformance	32,101,892

	544,102	Thales SA	23,012,613

	937,370	Total SA, ADR	44,975,013

	1,898,013	Vivendi SA	39,207,303

			483,325,714

Germany | 0.9%
	185,425	Siemens AG	19,972,854

	153,563	Wincor Nixdorf AG	7,627,738

			27,600,592

22	See Notes to Financial Statements.

IVA International Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2013

	SHARES	DESCRIPTION	FAIR VALUE

Hong Kong | 1.9%
	39,557,030	Clear Media Ltd. (b)(c)	$27,262,962

	17,474,261	Hongkong & Shanghai Hotels Ltd.	29,939,604

			57,202,566

India | 0.2%
	10,271,789	South Indian Bank Ltd.	4,668,136

Indonesia | 0.4%
	125,025,500	PT Bank Bukopin Tbk	11,579,414

Japan | 19.4%
	286,800	Arcs Co. Ltd.	6,416,326

	346,200	As One Corp.	7,918,082

	1,820,300	Astellas Pharma Inc.	97,845,838

	117,700	The Bank of Okinawa Ltd.	5,026,335

	483,800	Benesse Holdings Inc.	20,557,710

	67,500	Canon Inc.	2,473,841

	1,489,900	Cosel Co., Ltd.	17,093,451

	796,000	Daiichikosho Co., Ltd.	21,604,929

	1,360,300	Hi Lex Corp.	27,484,895

	757,900	Icom Inc. (b)(c)	19,242,375

	209,900	Japan Petroleum Exploration Co., Ltd.	8,239,024

	660,240	Kose Corp.	15,339,086

	95,400	Medikit Co., Ltd. (b)	3,217,666

	462,993	Megane Top Co. Ltd.	6,423,422

	174,500	Meitec Corp.	4,404,440

	462,800	Milbon Co., Ltd.	16,297,679

	1,452,676	Miura Co., Ltd.	37,453,069

	390,400	Nifco Inc.	8,887,525

	199,300	Nintendo Co., Ltd.	21,489,297

	349,000	Nitto Kohki Co., Ltd.	6,691,932

	8,068	NTT DoCoMo, Inc.	11,964,655

	773,400	Okinawa Cellular Telephone Co.	18,485,685

	1,784	Pasona Group Inc.	903,987

	537,000	San-A Co. Ltd.	24,472,619

	150,800	Sankyo Co. Ltd.	7,048,600

	728,200	Secom Co., Ltd.	37,479,460

	10,600	Secom Joshinetsu Co., Ltd.	270,250

	353,900	Shingakukai Co., Ltd.	1,274,469

	306,950	Shofu Inc.	3,094,445

	4,500	SK Kaken Co., Ltd.	233,880

	36,700	SMC Corp.	7,087,757

	188,300	Sugi Holdings Co., Ltd.	6,711,069

	576	Techno Medica Co., Ltd.	3,353,142

	3,012,300	Temp Holdings Co., Ltd.	51,551,658

	658,300	Toho Co., Ltd.	13,734,543

See Notes to Financial Statements.	23

IVA International Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2013

	SHARES	DESCRIPTION	FAIR VALUE

Japan | 19.4% (continued)
	503,300	Transcosmos Inc.	$7,474,514

	63,336	Yahoo Japan Corp.	29,099,506

			578,347,161

Malaysia | 2.8%
	71,200,000	Genting Malaysia Berhad	84,386,888

Netherlands | 0.1%
	18,146	Hal Trust NV	2,326,047

Norway | 1.4%
	5,230,093	Orkla ASA	41,961,481

Singapore | 1.4%
	4,800,291	Haw Par Corp. Ltd.	29,877,249

	739,224	United Overseas Bank Ltd.	12,146,076

			42,023,325

South Africa | 0.6%
	2,363,278	Net 1 U.E.P.S. Technologies Inc. (a)(c)	17,488,257

South Korea | 2.9%
	92,190	E-Mart Co., Ltd.	18,187,763

	61,768	Fursys Inc. (b)	1,399,024

	866,620	Kangwon Land, Inc.	23,951,613

	11,093	Lotte Chilsung Beverage Co., Ltd.	14,905,658

	10,786	Lotte Confectionery Co., Ltd.	17,081,549

	706,203	SK Telecom Co., Ltd., ADR	12,619,848

			88,145,455

Switzerland | 3.7%
	21,310	APG SGA SA	5,185,516

	1,121,991	Nestlé SA	81,138,399

	52,104	Schindler Holding AG	7,634,748

	1,178,237	UBS AG	18,058,936

			112,017,599

Taiwan | 0.6%
	7,663,000	Taiwan Secom Co., Ltd.	17,297,968

United Kingdom | 1.3%
	1,146,259	Inmarsat Plc	12,235,322

	2,916,070	Millennium & Copthorne Hotels Plc	25,211,376

			37,446,698

		TOTAL COMMON STOCKS
		(Cost — $1,410,585,331)	1,654,238,030

24	See Notes to Financial Statements.

IVA International Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2013

	PRINCIPAL AMOUNT		DESCRIPTION	FAIR VALUE

CORPORATE NOTES & BONDS – 7.0%

France | 3.3%
			Wendel:
	19,650,000	EUR	4.875% due 5/26/2016 (d)	$26,447,786

	36,400,000	EUR	4.375% due 8/9/2017	48,000,826

	17,000,000	EUR	6.75% due 4/20/2018	24,733,311

				99,181,923

Netherlands | 0.3%
			UPC Holding BV,
	6,311,000	EUR	8% due 11/1/2016 (d)	8,348,309

Norway | 1.2%
			Golden Close Maritime Corp. Ltd.,
	11,400,000	USD	11% due 12/9/2015 (b)	12,212,250

			Stolt-Nielsen Ltd. SA,
	19,000,000	NOK	6.86% due 9/4/2019 (b)(e)	3,326,199

			Stolt-Nielsen Ltd. SA,
	107,500,000	NOK	6.63% due 6/22/2016 (b)(e)	18,848,091

				34,386,540

Switzerland | 0.4%
	4,350,000	EUR	UBS AG, 7.152% due 12/21/2017 (f)	6,107,226

			UBS Preferred Funding Trust V,
	4,338,000	USD	6.243% due 5/15/2016 (f)	4,506,097

				10,613,323

United Kingdom | 0.2%
			Inmarsat Finance Plc,
	7,000,000	USD	7.375% due 12/1/2017 (d)	7,490,000

United States | 1.6%
			Intelsat Luxembourg SA:
	15,541,000	USD	11.25% due 2/4/2017	16,570,591

	21,587,000	USD	11.5% due 2/4/2017 (g)	22,936,188

	8,622,000	USD	7.75% due 6/1/2021 (d)	8,794,440

				48,301,219

			TOTAL CORPORATE NOTES & BONDS
			(Cost — $191,597,499)	208,321,314

SOVEREIGN GOVERNMENT BONDS — 8.8%

Hong Kong | 1.3%
			Government of Hong Kong,
	279,650,000	HKD	1.52% due 12/21/2015	37,308,690

Singapore | 6.9%
			Government of Singapore:
	159,764,000	SGD	2.25% due 7/1/2013	129,479,747

	92,738,000	SGD	3.625% due 7/1/2014	77,987,249

				207,466,996

See Notes to Financial Statements.	25

IVA International Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2013

	PRINCIPAL AMOUNT		DESCRIPTION	FAIR VALUE

Taiwan | 0.2%
			Government of Taiwan,
	171,000,000	TWD	2% due 7/20/2015	$5,878,786

Thailand | 0.4%
			Government of Thailand,
	362,607,000	THB	5.25% due 5/12/2014	12,718,312

			TOTAL SOVEREIGN GOVERNMENT BONDS
			(Cost — $263,065,635)	263,372,784

	OUNCES
COMMODITIES – 4.7%
	89,167		Gold Bullion (a)	142,351,665

			TOTAL COMMODITIES
			(Cost — $144,407,962)	142,351,665

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS — 23.5%

Commercial Paper | 23.5%
			Coca-Cola Enterprises, Inc.,
	4,200,000	USD	0.18% due 4/4/2013 (d)	4,199,937

			Consolidated Edison Co. Inc.:
	15,100,000	USD	0.25% due 4/1/2013 (d)	15,100,000

	36,100,000	USD	0.25% due 4/2/2013 (d)	36,099,749

			Danaher Corp.,
	20,000,000	USD	0.12% due 4/17/2013 (d)	19,998,933

			Diageo Capital Plc:
	29,300,000	USD	0.24% due 4/3/2013 (d)	29,299,609

	15,000,000	USD	0.25% due 4/11/2013 (d)	14,998,958

	30,000,000	USD	0.26% due 4/12/2013 (d)	29,997,617

			Dover Corp.:
	12,000,000	USD	0.11% due 4/1/2013 (d)	12,000,000

	28,500,000	USD	0.12% due 4/2/2013 (d)	28,499,905

	12,400,000	USD	0.12% due 4/4/2013 (d)	12,399,876

			Électricité de France SA,
	15,000,000	USD	0.15% due 4/11/2013 (d)	14,999,375

			Florida Power & Light Co.,
	25,000,000	USD	0.19% due 4/10/2013 (d)	24,998,813

			Johnson Controls Inc.,
	10,000,000	USD	0.3% due 4/3/2013 (d)	9,999,833

			Merck & Co. Inc.:
	7,100,000	USD	0.09% due 4/4/2013 (d)	7,099,947

	25,000,000	USD	0.09% due 4/5/2013 (d)	24,999,750

	25,000,000	USD	0.09% due 4/22/2013 (d)	24,998,688

			Nestlé Capital Corp.,
	15,400,000	USD	0.05% due 4/8/2013 (d)	15,399,850

			NetJets Inc.:
	24,500,000	USD	0.08% due 4/3/2013 (d)	24,499,891

	35,000,000	USD	0.08% due 4/22/2013 (d)	34,998,367

26	See Notes to Financial Statements.

IVA International Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2013

	PRINCIPAL AMOUNT		DESCRIPTION	FAIR VALUE

Commercial Paper | 23.5% (continued)

			Philip Morris International Inc.,
	25,000,000	USD	0.02% due 4/19/2013 (d)	$24,999,750

			Procter & Gamble Co.,
	20,000,000	USD	0.1% due 4/3/2013 (d)	19,999,889

			Siemens Capital Co. LLC:
	12,100,000	USD	0.12% due 4/24/2013 (d)	12,099,072

	36,900,000	USD	0.13% due 4/24/2013 (d)	36,896,935

			United Parcel Service, Inc.:
	14,800,000	USD	0.02% due 4/3/2013 (d)	14,799,984

	14,300,000	USD	0.03% due 4/4/2013 (d)	14,299,964

	41,400,000	USD	0.02% due 4/5/2013 (d)	41,399,908

	2,200,000	USD	0.04% due 4/15/2013 (d)	2,199,966

	20,000,000	USD	0.04% due 4/17/2013 (d)	19,999,644

			Wal-Mart Stores, Inc.:
	30,000,000	USD	0.09% due 4/2/2013 (d)	29,999,925

	20,600,000	USD	0.08% due 4/3/2013 (d)	20,599,908

	20,000,000	USD	0.08% due 4/8/2013 (d)	19,999,689

	20,000,000	USD	0.09% due 4/9/2013 (d)	19,999,600

	20,000,000	USD	0.08% due 4/10/2013 (d)	19,999,600

	10,000,000	USD	0.07% due 4/11/2013 (d)	9,999,806

	10,000,000	USD	Wisconsin Energy Corp.,
			0.26% due 4/3/2013 (d)	9,999,856

			TOTAL SHORT-TERM INVESTMENTS
			(Cost — $701,882,594)	701,882,594

			TOTAL INVESTMENTS — 99.4%
			(Cost — $2,711,539,021)	2,970,166,387

			Other Assets In Excess of Liabilities — 0.6%	17,707,318

			TOTAL NET ASSETS — 100.0%	$2,987,873,705

The IVA International Fund had the following open forward foreign currency contracts at March 31, 2013:

					USD	NET
		SETTLEMENT	LOCAL		VALUE AT	UNREALIZED
FOREIGN		DATES	CURRENCY	USD	MARCH 31,	APPRECIATION/
CURRENCY	COUNTERPARTY	THROUGH	AMOUNT	EQUIVALENT	2013	(DEPRECIATION)

Contracts to Sell:
	State Street Bank &
Australian dollar	Trust Co.	06/07/2013	AUD 995,000	$1,003,059	$1,030,900	$(27,841)

	State Street Bank &
euro	Trust Co.	06/07/2013	EUR 150,905,000	196,312,315	193,526,726	2,785,589

	State Street Bank &
Japanese yen	Trust Co.	06/07/2013	JPY 27,707,500,000	286,804,237	294,472,118	(7,667,881)

	State Street Bank &
South Korean won	Trust Co.	04/05/2013	KRW 18,988,000,000	17,331,272	17,062,572	268,700

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts						$(4,641,433)

See Notes to Financial Statements.	27

IVA International Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2013

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
AUD	—	Australian dollar
EUR	—	euro
HKD	—	Hong Kong dollar
JPY	—	Japanese yen
KRW	—	South Korean won
NOK	—	Norwegian krone
SGD	—	Singapore dollar
THB	—	Thai baht
TWD	—	Taiwan dollar
USD	—	United States dollar
(a)	Non-income producing investment.
(b)	Security is deemed illiquid. As of March 31, 2013, the value of these illiquid securities amounted to 3.5% of total net assets.
(c)
Issuer of the security is an affiliate of the IVA International Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA International Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates
	SHARES			SHARES
	HELD AT			HELD AT	FAIR VALUE AT
	SEPTEMBER 30,	SHARE	SHARE	MARCH 31,	MARCH 31,	REALIZED	DIVIDEND
SECURITY	2012	ADDITIONS	REDUCTIONS	2013	2013	GAIN/(LOSS)	INCOME*

Clear Media Ltd.	36,621,030	2,936,000	—	39,557,030	$27,262,962	—	—

Icom Inc.	765,600	—	7,700	757,900	19,242,375	$(3,962)	$74,662

Net 1 U.E.P.S. Technologies Inc.**	2,230,235	133,043	—	2,363,278	17,488,257	—	—

Securidev SA	226,778	—	—	226,778	7,558,085	—	—

Temp Holdings Co., Ltd. ***	3,405,900	120,500	514,100	3,012,300	—	4,126,837	258,166

Total					$71,551,679	$4,122,875	$332,828

*	Dividend income is net of withholding taxes.
**	Non-affiliated at September 30, 2012.
***	Non-affiliated at March 31, 2013.

(d)
Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the ”1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.

(e)	Variable rate security. The interest rate shown reflects the rate currently in effect.
(f)	Fixed-to-float perpetual bond. The security has no maturity date. The date shown represents the next call date.
(g)	Payment-in-kind security for which part of the income earned may be received as additional principal.

28	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)	IVA Funds

March 31, 2013

	IVA	IVA
	Worldwide	International
	Fund	Fund

Assets:
Long-term investments, at cost:
Non-affiliated investments	$5,691,333,986	$1,935,896,160

Affiliated investments	261,160,901	73,760,267

Short-term investments, at cost	1,833,818,376	701,882,594

Foreign currency, at cost	884	286,892

Long-term investments, at fair value:
Non-affiliated investments	$6,574,162,310	$2,196,732,114

Affiliated investments	278,189,566	71,551,679

Short-term investments, at fair value	1,833,818,376	701,882,594

Foreign currency, at fair value	883	286,418

Cash	843,841	561,623

Cash collateral for written options	3,000	—

Dividends and interest receivable	46,090,388	15,152,876

Receivable for investments sold	21,985,191	14,747,916

Receivable for fund shares sold	8,623,554	7,046,820

Unrealized appreciation on open forward foreign currency contracts	839,393	268,700

Prepaid expenses	109,335	29,215

Total assets	$8,764,665,837	$3,008,259,955
Liabilities:
Payable for investments purchased	$32,745,454	$9,573,710

Payable for fund shares repurchased	8,796,017	3,062,319

Written options (premiums received: $5,976,952 and $0)	5,784,195	—

Unrealized depreciation on open forward foreign currency contracts	2,852,555	4,910,133

Accrued investment advisory fees	6,662,124	2,265,256

Accrued distribution and service fees	1,658,084	149,993

Accrued expenses and other liabilities	1,472,067	424,839

Total liabilities	59,970,496	20,386,250

Net Assets	$8,704,695,341	$2,987,873,705

Net Assets Consist of:
Par value ($0.001 per share)	$516,314	$181,859

Additional paid-in-capital	7,797,525,591	2,697,837,690

Distributions in excess of net investment income	(34,530,249)	(14,444,871)

Accumulated net realized gain on investments and foreign currency transactions	43,325,911	50,382,436

Unrealized appreciation from investments, written options and foreign currency translation	897,857,774	253,916,591

Net Assets	$8,704,695,341	$2,987,873,705

Net Asset Value Per Share:
Class A
Net assets	$2,352,219,903	$383,920,882

Shares outstanding	139,387,882	23,382,141

Net asset value per share	$16.88	$16.42

Maximum offering price per share (with a maximum initial sales charge of 5.00%)	$17.77	$17.28

Class C
Net assets	$1,362,513,678	$79,131,869

Shares outstanding	81,338,935	4,870,812

Net asset value per share	$16.75	$16.25

Class I
Net assets	$4,989,961,760	$2,524,820,954

Shares outstanding	295,587,034	153,605,839

Net asset value per share	$16.88	$16.44

See Notes to Financial Statements.	29

Statements of Operations (unaudited)	IVA Funds

For the Six Months Ended March 31, 2013

	IVA	IVA
	Worldwide	International
	Fund	Fund

Investment Income:
Interest	$33,111,072	$8,479,013

Dividends:
Non-affiliated investments	45,201,750	12,588,955

Affiliated investments	1,877,613	358,446

Less: Foreign taxes withheld	(2,273,237)	(1,331,775)

Total income	77,917,198	20,094,639

Expenses:
Investment advisory fees	38,724,418	12,799,452

Distribution and service fees:
Class A	2,922,497	501,671

Class C	6,913,319	386,670

Custody fees	1,594,996	720,932

Trustee fees	91,154	26,346

Other expenses	3,503,042	847,247

Total expenses	53,749,426	15,282,318

Net investment income	24,167,772	4,812,321

Net Realized and Change in Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency:
Net realized gain on:
Investments on:
Non-affiliated investments	7,621,963	14,580,373

Affiliated investments	6,286,486	4,122,875

Foreign currency transactions	58,733,281	47,703,759

Net realized gain	72,641,730	66,407,007

Net change in unrealized appreciation (depreciation) from:
Investments from:
Non-affiliated investments	512,119,329	165,663,431

Affiliated investments	13,152,263	(15,116,324)

Written options	192,757	—

Foreign currency translation	(6,823,734)	(6,023,653)

Net change in unrealized appreciation (depreciation)	518,640,615	144,523,454

Net realized and change in unrealized gain on investments, written options and foreign currency	591,282,345	210,930,461

Increase in net assets resulting from operations	$615,450,117	$215,742,782

30	See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)	IVA Funds

	IVA Worldwide Fund		IVA International Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,
	2013	2012	2013	2012

Operations:
Net investment income	$24,167,772	$110,312,554	$4,812,321	$42,902,576

Net realized gain	72,641,730	166,223,459	66,407,007	76,113,235

Net change in unrealized appreciation (depreciation)	518,640,615	549,740,260	144,523,454	115,990,550

Increase in net assets resulting from operations	615,450,117	826,276,273	215,742,782	235,006,361

Distributions to Shareholders:
Net investment income:
Class A	(43,202,437)	(20,111,017)	(10,873,855)	(4,961,283)

Class C	(15,835,870)	—	(1,539,440)	(540,056)

Class I	(99,833,588)	(49,104,499)	(68,274,470)	(32,039,991)

Net realized gain on investments:
Class A	(24,482,371)	(143,027,372)	(7,046,076)	(16,874,933)

Class C	(14,678,576)	(88,435,829)	(1,354,841)	(3,985,245)

Class I	(50,090,292)	(258,845,189)	(40,660,017)	(92,344,215)

Decrease in net assets resulting from distributions	(248,123,134)	(559,523,906)	(129,748,699)	(150,745,723)

Capital Share Transactions:
Proceeds from shares sold	727,532,977	1,799,582,994	315,847,603	687,721,006

Reinvestment of distributions	188,114,438	403,223,168	105,046,581	122,389,472

Cost of shares repurchased	(1,460,250,611)	(2,764,328,546)	(286,999,740)	(390,174,647)

Increase (decrease) in net assets from capital share transactions	(544,603,196)	(561,522,384)	133,894,444	419,935,831

Increase (decrease) in net assets	(177,276,213)	(294,770,017)	219,888,527	504,196,469

Net Assets:
Beginning of period	$8,881,971,554	$9,176,741,571	$2,767,985,178	$2,263,788,709

End of period	$8,704,695,341	$8,881,971,554	$2,987,873,705	$2,767,985,178

Undistributed (distributions in excess of) net investment income	$(34,530,249)	$100,173,874	$(14,444,871)	$61,430,573

See Notes to Financial Statements.	31

Financial Highlights (unaudited)	IVA Funds

IVA Worldwide Fund — Class A

For a share of each class of beneficial interest outstanding:

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended
	March 31,		September 30,	September 30,	September 30,	September 30,
	2013		2012	2011	2010	2009

Net asset value, beginning of period	$16.18		$15.71	$16.03	$15.00	$12.00

Increase from investment operations:(a)
Net investment income(b)	0.04		0.18	0.16	0.21	0.34
Net realized and unrealized gain	1.13		1.26	0.00	1.27	2.70

Increase from investment operations	1.17		1.44	0.16	1.48	3.04

Decrease from distributions:
Net investment income	(0.30)		(0.12)	(0.06)	(0.10)	(0.04)
Net realized gain on investments	(0.17)		(0.85)	(0.42)	(0.35)	—

Decrease from distributions	(0.47)		(0.97)	(0.48)	(0.45)	(0.04)

Net asset value, end of period	$16.88		$16.18	$15.71	$16.03	$15.00

Total return(c)	7.46%		9.62%	0.86%	10.16%	25.39%
Ratios to average net assets:
Net operating expenses	1.27	%(d)	1.28%	1.29%	1.31%	1.36%
Net investment income	0.54	%(d)	1.16%	0.93%	1.41%	2.51%
Supplemental data:
Portfolio turnover rate	8.5%		27.9%	50.8%	28.9%	54.8%
Net assets, end of period (000’s)	$2,352,220		$2,408,396	$2,714,773	$1,931,625	$755,238

(a)
The amounts shown for a share outstanding may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of fund shares in relation to income earned and/or gains (losses) both realized and unrealized during the period.

(b)	Calculated using average daily shares outstanding.
(c)	Total return assumes reinvestment of all distributions and does not reflect an initial sales charge. Total returns for periods of less than one year are not annualized.
(d)	Annualized.

32	See Notes to Financial Statements.

Financial Highlights (unaudited)	IVA Funds

IVA Worldwide Fund — Class C

For a share of each class of beneficial interest outstanding:

	Six Months
	Ended		Year Ended	Year Ended	Year Ended		Year Ended
	March 31,		September 30,	September 30,	September 30,		September 30,
	2013		2012	2011	2010		2009

Net asset value, beginning of period	$16.01		$15.54	$15.92	$14.92		$12.00

Increase from investment operations:(a)
Net investment income (loss)(b)	(0.02)		0.06	0.03	0.10		0.23
Net realized and unrealized gain	1.12		1.26	0.01	1.25		2.71

Increase from investment operations	1.10		1.32	0.04	1.35		2.94

Decrease from distributions:
Net investment income	(0.19)		—	—	(0.00	)(c)	(0.02)
Net realized gain on investments	(0.17)		(0.85)	(0.42)	(0.35)		—

Decrease from distributions	(0.36)		(0.85)	(0.42)	(0.35)		(0.02)

Net asset value, end of period	$16.75		$16.01	$15.54	$15.92		$14.92

Total return(d)	7.00%		8.87%	0.09%	9.26%		24.51%
Ratios to average net assets:
Net operating expenses	2.02	%(e)	2.03%	2.04%	2.06%		2.12%
Net investment income (loss)	(0.22	)%(e)	0.41%	0.18%	0.67%		1.75%
Supplemental data:
Portfolio turnover rate	8.5%		27.9%	50.8%	28.9%		54.8%
Net assets, end of period (000’s)	$1,362,514		$1,469,720	$1,631,750	$1,055,144		$340,393

(a)
The amounts shown for a share outstanding may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of fund shares in relation to income earned and/or gains (losses) both realized and unrealized during the period.

(b)	Calculated using average daily shares outstanding.
(c)	Amount represents less than $0.005 per share.
(d)	Total return assumes reinvestment of all distributions and does not reflect a contingent deferred sales charge. Total returns for periods of less than one year are not annualized.
(e)	Annualized.

See Notes to Financial Statements.	33

Financial Highlights (unaudited)	IVA Funds

IVA Worldwide Fund — Class I

For a share of each class of beneficial interest outstanding:

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended
	March 31,		September 30,	September 30,	September 30,	September 30,
	2013		2012	2011	2010	2009

Net asset value, beginning of period	$16.21		$15.73	$16.05	$15.02	$12.00

Increase from investment operations:(a)
Net investment income(b)	0.06		0.23	0.20	0.25	0.37
Net realized and unrealized gain	1.12		1.26	0.00	1.27	2.69

Increase from investment operations	1.18		1.49	0.20	1.52	3.06

Decrease from distributions:
Net investment income	(0.34)		(0.16)	(0.10)	(0.14)	(0.04)
Net realized gain on investments	(0.17)		(0.85)	(0.42)	(0.35)	—

Decrease from distributions	(0.51)		(1.01)	(0.52)	(0.49)	(0.04)

Net asset value, end of period	$16.88		$16.21	$15.73	$16.05	$15.02

Total return(c)	7.53%		9.97%	1.09%	10.40%	25.62%
Ratios to average net assets:
Net operating expenses	1.02	%(d)	1.03%	1.04%	1.06%	1.14%
Net investment income	0.79	%(d)	1.43%	1.18%	1.65%	2.78%
Supplemental data:
Portfolio turnover rate	8.5%		27.9%	50.8%	28.9%	54.8%
Net assets, end of period (000’s)	$4,989,962		$5,003,855	$4,830,219	$2,877,664	$1,267,395

(a)
The amounts shown for a share outstanding may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of fund shares in relation to income earned and/or gains (losses) both realized and unrealized during the period.

(b)	Calculated using average daily shares outstanding.
(c)	Total return assumes reinvestment of all distributions. Total returns for periods of less than one year are not annualized.
(d)	Annualized.

34	See Notes to Financial Statements.

Financial Highlights (unaudited)	IVA Funds

IVA International Fund — Class A

For a share of each class of beneficial interest outstanding:

	Six Months
	Ended		Year Ended	Year Ended		Year Ended		Year Ended
	March 31,		September 30,	September 30,		September 30,		September 30,
	2013		2012	2011		2010		2009

Net asset value, beginning of period	$15.95		$15.56	$15.59		$14.59		$12.00

Increase from investment operations:(a)
Net investment income(b)	0.01		0.23	0.20		0.17		0.27
Net realized and unrealized gain	1.18		1.16	0.20		1.25		2.36

Increase from investment operations	1.19		1.39	0.40		1.42		2.63

Decrease from distributions:
Net investment income	(0.44)		(0.23)	(0.02)		(0.16)		(0.04)
Net realized gain on investments	(0.28)		(0.77)	(0.41)		(0.26)		—

Decrease from distributions	(0.72)		(1.00)	(0.43)		(0.42)		(0.04)

Net asset value, end of period	$16.42		$15.95	$15.56		$15.59		$14.59

Total return(c)	7.73%		9.53%	2.56	%(d)	9.96	%(d)	21.96	%(d)
Ratios to average net assets:
Net operating expenses	1.26	%(e)	1.27%	1.30%		1.39%		1.40	%(f)
Net investment income	0.12	%(e)	1.52%	1.19%		1.13%		2.14	%(g)
Supplemental data:
Portfolio turnover rate	14.4%		29.9%	54.3%		28.1%		46.6%
Net assets, end of period (000’s)	$383,921		$409,163	$371,560		$240,245		$104,420

(a)
The amounts shown for a share outstanding may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of fund shares in relation to income earned and/or gains (losses) both realized and unrealized during the period.

(b)	Calculated using average daily shares outstanding.
(c)	Total return assumes reinvestment of all distributions and does not reflect an initial sales charge. Total returns for periods of less than one year are not annualized.
(d)	The total returns include the effect of certain contractual fee waivers and/or expense reimbursements.
(e)	Annualized.
(f)
Reflects certain contractual fee waivers and/or expense reimbursements (exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses) to limit the amount of total operating expenses to 1.40%. The ratio of expenses to average net assets without the effect of fee waivers and/or expense reimbursements was 1.55% for the year ended September 30, 2009.

(g)	The ratio of net investment income to average net assets without the effect of certain contractual fee waivers and/or expense reimbursements was 1.99% for the year ended September 30, 2009.

See Notes to Financial Statements.	35

Financial Highlights (unaudited)	IVA Funds

IVA International Fund — Class C

For a share of each class of beneficial interest outstanding:

	Six Months
	Ended		Year Ended	Year Ended		Year Ended		Year Ended
	March 31,		September 30,	September 30,		September 30,		September 30,
	2013		2012	2011		2010		2009

Net asset value, beginning of period	$15.74		$15.35	$15.48		$14.51		$12.00

Increase from investment operations:(a)
Net investment income (loss)(b)	(0.05)		0.11	0.07		0.06		0.17
Net realized and unrealized gain	1.16		1.15	0.21		1.23		2.36

Increase from investment operations	1.11		1.26	0.28		1.29		2.53

Decrease from distributions:
Net investment income	(0.32)		(0.10)	—		(0.06)		(0.02)
Net realized gain on investments	(0.28)		(0.77)	(0.41)		(0.26)		—

Decrease from distributions	(0.60)		(0.87)	(0.41)		(0.32)		(0.02)

Net asset value, end of period	$16.25		$15.74	$15.35		$15.48		$14.51

Total return(c)	7.30%		8.76%	1.76	%(d)	9.05	%(d)	21.10	%(d)
Ratios to average net assets:
Net operating expenses	2.01	%(e)	2.02%	2.06%		2.15	%(f)	2.15	%(f)
Net investment income (loss)	(0.61	)%(e)	0.74%	0.42%		0.41	%(g)	1.38	%(g)
Supplemental data:
Portfolio turnover rate	14.4%		29.9%	54.3%		28.1%		46.6%
Net assets, end of period (000’s)	$79,132		$77,882	$79,196		$55,824		$19,028

(a)
The amounts shown for a share outstanding may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of fund shares in relation to income earned and/or gains (losses) both realized and unrealized during the period.

(b)	Calculated using average daily shares outstanding.
(c)	Total return assumes reinvestment of all distributions and does not reflect a contingent deferred sales charge. Total returns for periods of less than one year are not annualized.
(d)	The total returns include the effect of certain contractual fee waivers and/or expense reimbursements.
(e)	Annualized.
(f)
Reflects certain contractual fee waivers and/or expense reimbursements (exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses) to limit the amount of total operating expenses to 2.15%. The ratio of expenses to average net assets without the effect of fee waivers and/or expense reimbursements was 2.17% and 2.49% for the years ended September 30, 2010 and 2009, respectively.

(g)	The ratio of net investment income to average net assets without the effect of certain contractual fee waivers and/or expense reimbursements was 0.38% and 1.04% for the years ended September 30, 2010 and 2009, respectively.

36	See Notes to Financial Statements.

Financial Highlights (unaudited)	IVA Funds

IVA International Fund — Class I

For a share of each class of beneficial interest outstanding:

	Six Months
	Ended		Year Ended	Year Ended		Year Ended		Year Ended
	March 31,		September 30,	September 30,		September 30,		September 30,
	2013		2012	2011		2010		2009

Net asset value, beginning of period	$15.99		$15.60	$15.62		$14.62		$12.00

Increase from investment operations:(a)
Net investment income(b)	0.03		0.27	0.24		0.21		0.31
Net realized and unrealized gain	1.18		1.16	0.21		1.24		2.35

Increase from investment operations	1.21		1.43	0.45		1.45		2.66

Decrease from distributions:
Net investment income	(0.48)		(0.27)	(0.06)		(0.19)		(0.04)
Net realized gain on investments	(0.28)		(0.77)	(0.41)		(0.26)		—

Decrease from distributions	(0.76)		(1.04)	(0.47)		(0.45)		(0.04)

Net asset value, end of period	$16.44		$15.99	$15.60		$15.62		$14.62

Total return(c)	7.85%		9.81%	2.86	%(d)	10.19	%(d)	22.28	%(d)
Ratios to average net assets:
Net operating expenses	1.01	%(e)	1.02%	1.05%		1.13%		1.15	%(f)
Net investment income	0.41	%(e)	1.79%	1.45%		1.44%		2.41	%(g)
Supplemental data:
Portfolio turnover rate	14.4%		29.9%	54.3%		28.1%		46.6%
Net assets, end of period (000’s)	$2,524,821		$2,280,940	$1,813,032		$1,067,427		$360,075

(a)
The amounts shown for a share outstanding may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of fund shares in relation to income earned and/or gains (losses) both realized and unrealized during the period.

(b)	Calculated using average daily shares outstanding.
(c)	Total return assumes reinvestment of all distributions. Total returns for periods of less than one year are not annualized.
(d)	The total returns include the effect of certain contractual fee waivers and/or expense reimbursements.
(e)	Annualized.
(f)
Reflects certain contractual fee waivers and/or expense reimbursements (exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses) to limit the amount of total operating expenses to 1.15%. The ratio of expenses to average net assets without the effect of fee waivers and/or expense reimbursements was 1.28% for the year ended September 30, 2009.

(g)	The ratio of net investment income to average net assets without the effect of certain contractual fee waivers and/or expense reimbursements was 2.28% for the year ended September 30, 2009.

See Notes to Financial Statements.	37

Notes to Financial Statements (unaudited)	IVA Funds

Note 1 – Organization and Significant Accounting Policies

IVA Fiduciary Trust (the “Trust”) consists of the IVA Worldwide Fund (the “Worldwide Fund”) and IVA International Fund (the “International Fund”) (each, a “Fund” and, together, the “Funds”). The Worldwide Fund and the International Fund are each an investment portfolio of the Trust, an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a Massachusetts business trust. The Funds commenced investment operations on October 1, 2008. The Worldwide Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets. The International Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world.

The following are significant accounting policies followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The financial statements have been prepared as of March 28, 2013, the final dealing date for the period ended March 31, 2013.

Use of Estimates. Preparation of these financial statements in conformity with U.S. GAAP requires the Funds’ management to make estimates and assumptions that may affect the amounts reported in the financial statements and related notes. Actual results could differ from these estimates.

Valuation of the Funds. The net asset value per share (“NAV”) of a Fund’s shares of a particular class is calculated each day that the New York Stock Exchange (“NYSE”) is open.

Listed equity securities are generally valued at the last sale price on the exchange that is the primary market for such securities. Equity securities listed on the NASDAQ Stock Exchange (“NASDAQ”) are generally valued using the NASDAQ Official Closing Price. If no sales or closing prices are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long and short positions, respectively. Over-the-counter (“OTC”) equity securities not listed on NASDAQ are generally valued at the mean of the last available bid and asked quotations on the market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively.

Exchange-traded options are generally valued at the mean of the bid and asked quotations on the exchange at closing. Exchange-traded options may also be valued at the NBBO (National Best Bid and Offer from participant exchanges) reported by the Options Price Reporting Authority. OTC options not traded on an exchange are valued at the mean of the bid and asked quotations. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short options, respectively.

Precious metals, including gold bullion, are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Debt securities (except for short-term investments as described below) for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the OTC market in the U.S. or abroad, except that when no asked price is available, debt securities are valued at the last bid price alone. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Forward foreign currency contracts are valued at the current cost of offsetting such contracts.

The value of any investment that is listed or traded on more than one exchange or market is based on the exchange or market determined by International Value Advisers, LLC (the “Adviser”) to be the primary trading venue for that investment. A quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for a particular investment may be relied upon in instances where a quotation is not available on the primary exchange or market.

The Board of Trustees of the Trust (the “Board”) has established a Pricing and Fair Valuation Committee (the “Committee”) comprised of officers of the Adviser to which it has delegated the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. The Committee may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Committee may determine that there has been a significant decrease in the volume and level of activity for an asset or liability whereby transactions or quoted prices may not be determinative of fair value. The Committee may determine the fair value of investments based on information provided by pricing services and other third parties, including broker-dealers and other market intermediaries, which may recommend fair value prices

38

Notes to Financial Statements (unaudited)	IVA Funds

or adjustments with reference to other securities, indices or assets. For securities that do not trade during NYSE hours or securities for which there is a foreign market holiday when the NYSE is open, fair valuation determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds.

Fair Value Measurement. The Funds adhere to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 820-10-65 (“ASC 820-10-65”),Fair Value Measurements and Disclosures and Accounting Standards Update No. 2011-04,Fair Value Measurement and Disclosures – Amendments to Achieve Common Fair Value Measurement Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (ASU 2011 – 04). ASC 820-10-65 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ assets and liabilities, and requires additional disclosure about fair value. ASU 2011-04 provides for the disclosure of any transfers between Level 1 and Level 2 investments. The hierarchy of inputs is summarized below:

•	Level 1 –	quoted prices in active markets for identical investments

•	Level 2 –	other significant observable inputs (including quoted prices for similar or identical investments, interest rates, prepayment speeds, credit risk, other observable market data, etc.)

•	Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Worldwide Fund’s assets and liabilities at fair value:

	Quoted Prices in	Other Significant	Significant
	Active Markets	Observable	Unobservable
	for Identical	Inputs	Inputs
ASSETS	Investments (Level 1)	(Level 2)	(Level 3)	Total

Common stocks(a)
Foreign	$2,481,826,376	$101,190,437	—	$2,583,016,813
United States	2,403,109,536	573,618	—	2,403,683,154
Convertible preferred stocks	67,412,974	—	—	67,412,974
Corporate notes & bonds(a)	—	817,002,226	—	817,002,226
Sovereign government bonds(a)	—	558,905,264	—	558,905,264
Commodities	422,331,445	—	—	422,331,445
Short-term investments(a)	1,833,818,376	—	—	1,833,818,376
Unrealized appreciation on open forward
foreign currency contracts	—	839,393	—	839,393

Total assets	$7,208,498,707	$1,478,510,938	—	$8,687,009,645

LIABILITIES

Unrealized depreciation on open forward
foreign currency contracts	—	$(2,852,555)	—	$(2,852,555)
Written options	$(5,784,195)	—	—	(5,784,195)

Total liabilities	$(5,784,195)	$(2,852,555)	—	$(8,636,750)

(a)	See Schedule of Investments for additional detailed categorization.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2013, securities valued at $101,190,437 were transferred from Level 1 to Level 2 within the fair value hierarchy as a result of significant market movements between the time at which foreign markets closed and the Worldwide Fund valued its securities. For the six months ended March 31, 2013 and for the year ended September 30, 2012, there were no Level 3 assets or liabilities held in the Worldwide Fund.

39

Notes to Financial Statements (unaudited)	IVA Funds

The following is a summary of the inputs used in valuing the International Fund’s assets and liabilities at fair value:

	Quoted Prices in	Other Significant	Significant
	Active Markets	Observable	Unobservable
	for Identical	Inputs	Inputs
ASSETS	Investments (Level 1)	(Level 2)	(Level 3)	Total

Common stocks(a)
Foreign	$1,601,564,360	$52,673,670	—	$1,654,238,030
Corporate notes & bonds(a)	—	208,321,314	—	208,321,314
Sovereign government bonds(a)	—	263,372,784	—	263,372,784
Commodities	142,351,665	—	—	142,351,665
Short-term investments(a)	701,882,594	—	—	701,882,594
Unrealized appreciation on open
forward foreign currency contracts	—	268,700	—	268,700

Total assets	$2,445,798,619	$524,636,468	—	$2,970,435,087

LIABILITIES

Unrealized depreciation on open forward
foreign currency contracts	—	$(4,910,133)	—	$(4,910,133)

(a)	See Schedule of Investments for additional detailed categorization.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2013, securities valued at $52,673,670 were transferred from Level 1 to Level 2 within the fair value hierarchy as a result of significant market movements between the time at which foreign markets closed and the International Fund valued its securities. For the six months ended March 31, 2013 and for the year ended September 30, 2012, there were no Level 3 assets or liabilities held in the International Fund.

Foreign Currency Translation. Portfolio securities and other assets and liabilities initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with the net realized and change in unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments, at the date of valuation, resulting from changes in exchange rates.

Portfolio Transactions and Investment Income. Portfolio transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses on investment transactions are determined by the specific identification method.

Class Allocation. Investment income, realized and unrealized gains and losses, and Fund expenses and expense reductions, if any, are allocated daily to the various classes of each Fund pro rata on the basis of relative net assets. Each class bears certain expenses unique to that class. Differences in class-level expenses may result in payment of different per share dividends by each share class.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Accordingly, the nature of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

Federal and Other Taxes. It is each Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

40

Notes to Financial Statements (unaudited)	IVA Funds

The Funds adhere to the provisions of the FASB Accounting Standards Codification 740-10 (“ASC 740-10”), Accounting for Uncertainty in Income Taxes. This standard defines the threshold for recognizing tax positions in the financial statements as “more-likely-than-not” to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the “more-likely-than-not” criterion, based on the largest benefit that is more than fifty percent realized. Management has analyzed each Fund’s tax positions taken on federal and state tax returns for all open tax years (current, 2012, 2011, and 2010) and determined that no provision for income tax would be required in the Funds’ financial statements. For the six months ended March 31, 2013, the Funds did not incur any tax-related interest or penalties.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Forward Foreign Currency Contracts. Each Fund engages in buying and selling forward foreign currency contracts to seek to manage the exposure of investments denominated in non-U.S. currencies against fluctuations in relative value. A forward foreign currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, at a price set at the time of the contract.

Options Transactions. During the six months ended March 31, 2013, the Worldwide Fund wrote covered puts on equity securities. Each Fund may write call options to seek to enhance investment return or to hedge against declines in the prices of portfolio securities or may write put options to hedge against increases in the prices of securities which it intends to purchase. A call option is covered if a Fund holds, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by a Fund in cash, treasury bills or other high grade short-term obligations in a segregated account with its custodian). A put option is covered if a Fund maintains cash, treasury bills or other high grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian, or holds on a share-for-share basis a put on the same equity security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written, or lower than the exercise price of the put written if the difference is maintained in a segregated account with its custodian.

Premiums received for writing options that expire unexercised are recognized on the expiration date as realized gains. If an option is exercised, the premium received is subtracted from the cost of the purchase or added to the proceeds of the sale to determine whether the Fund has realized a gain or loss on the put or call. When a Fund enters into a closing transaction, the Fund will realize a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium received.

Foreign Investment Risk. Each Fund invests in foreign investments. Foreign investments can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the investments in such Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Custodian Risk. Cash is held at the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”). The Funds are subject to credit risk on any cash balance that exceeds the amount insured by the Federal Deposit Insurance Corporation to the extent that the Custodian may be unable to return cash held.

Indemnification. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Note 2 – Investment Advisory Agreement and Distribution Agreement

International Value Advisers, LLC is the investment adviser of the Funds. The Adviser’s primary business is to provide investment management services to a variety of investment vehicles, including the Funds. The Adviser is responsible for all business activities and oversight of the investment decisions made for the Funds.

In return for providing investment advisory services to the Funds, each Fund pays the Adviser an investment advisory fee, calculated daily and paid monthly, at an annual rate of 0.90% of each Fund’s average daily net assets.

41

Notes to Financial Statements (unaudited)	IVA Funds

The Funds have adopted Distribution and Services Plans (“12b-1 Plans”), pursuant to Rule 12b-1 under the 1940 Act. Under those 12b-1 Plans, the Funds pay a distribution fee with respect to Class A and C shares calculated at the annual rate of 0.25% and 0.75%, respectively, of the average daily net assets of each respective class. The Funds also pay a service fee with respect to Class C shares calculated at the annual rate of 0.25% of the average daily net assets. Class I shares do not participate in 12b-1 Plans. Fees paid under the 12b-1 Plans for the six months ended March 31, 2013 are disclosed in the Statements of Operations.

IVA Funds Distributors, LLC, a direct subsidiary of Foreside Distributors, LLC, serves as the Funds’ sole and exclusive distributor.

There is a maximum initial sales charge of 5.00% for Class A shares. Class A shares may be subject to a contingent deferred sales charge (“CDSC”) of 0.75% if $1,000,000 or more of Class A shares were initially purchased, a “finder’s fee” was paid to the dealer of record, and the Class A shares were subsequently redeemed within 18 months.

Class C shares may be subject to a CDSC of 1.00% if shares are redeemed within the first 12 months after purchase.

Note 3 – Investments

For the six months ended March 31, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Worldwide	International
	Fund	Fund

Purchases	$599,796,805	$316,146,972

Sales	$1,690,985,679	$351,154,521

The cost basis of investments for federal income tax purposes is substantially similar to the cost basis under U.S. GAAP. The following information is as of March 31, 2013.

	Worldwide	International
	Fund	Fund

Cost basis of investments	$7,786,313,263	$2,711,539,021

Gross unrealized appreciation	$1,140,833,225	$386,984,307

Gross unrealized depreciation	$(240,976,236)	$(128,356,941)

Net unrealized appreciation	$899,856,989	$258,627,366

For the six months ended March 31, 2013, written options transactions for the Worldwide Fund were as follows:

	Number of Contracts	Premiums

Written Options, outstanding September 30, 2012	—	—
Options written	(749)	$(5,976,952)
Options exercised	—	—
Options expired	—	—

Written Options, outstanding March 31, 2013	(749)	$(5,976,952)

Note 4 – Derivative Instruments and Hedging Activities

The Funds enter into transactions involving derivative financial instruments in connection with their investing activities. During the six months ended March 31, 2013, these instruments included written put options and forward foreign currency contracts. These instruments are subject to various risks similar to non-derivative instruments including market, credit and liquidity risks.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in investments. Specifically, derivative instruments expose a Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. During the six months ended March 31, 2013, the Funds had exposure to OTC derivatives in the form of forward foreign currency contracts.

42

Notes to Financial Statements (unaudited)	IVA Funds

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract, movements in foreign investment security values and changes in interest rates. Credit risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Options transactions involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. Price fluctuation on underlying equity or debt securities and on market indices may cause the written put or call options to be assigned on unfavorable terms to the Funds. Written put options involve elements of liquidity risk if a Fund is unable to enter into a closing transaction due to there being a lack of market makers for a particular equity or debt security. Counterparty risk associated with pledged collateral to the executing counterparty is limited to the extent that the pledged collateral is held at the Funds’ custodian. Pledged cash collateral is subject to counterparty risk at the Funds’ custodian.

The Funds adhere to FASB Accounting Standards Codification 815-10-50 (“ASC 815-10-50”), Derivative Instruments and Hedging Activities. ASC 815-10-50 requires enhanced disclosure about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial positions, performance and cash flow.

The following summary for each Fund is grouped by risk-type and provides information about the fair value and location of derivatives within the Statements of Assets and Liabilities at March 31, 2013.

Worldwide Fund

	Statements of Assets
Risk-Type Category	and Liabilities Location	Fair Value

Foreign exchange	Unrealized appreciation on open forward foreign currency contracts	$839,393

Foreign exchange	Unrealized depreciation on open forward foreign currency contracts	(2,852,555)

Equity	Written option contracts	(5,784,195)

Total		$(7,797,357)

International Fund

	Statements of Assets
Risk-Type Category	and Liabilities Location	Fair Value

Foreign exchange	Unrealized appreciation on open forward foreign currency contracts	$268,700

Foreign exchange	Unrealized depreciation on open forward foreign currency contracts	(4,910,133)

Total		$(4,641,433)

The following is a summary for each Fund grouped by risk-type that provides information about the effect of derivatives and hedging activities on the Funds’ Statements of Operations for the six months ended March 31, 2013.

Worldwide Fund

			Change in
			Unrealized
		Realized	Appreciation/
Risk-Type Category	Derivative Instrument	Gain	(Depreciation)

Foreign exchange	Forward foreign currency contracts	$59,331,575	$(6,654,568)

Equity	Written options	—	192,757

Total		$59,331,575	$(6,461,811)

43

Notes to Financial Statements (unaudited)	IVA Funds

International Fund

			Change in
			Unrealized
		Realized	Appreciation/
Risk-Type Category	Derivative Instrument	Gain	(Depreciation)

Foreign exchange	Forward foreign currency contracts	$48,024,638	$(5,956,276)

During the six months ended March 31, 2013, the Worldwide Fund had average notional values of $1,055,025,461 and $4,661,286 on open forward foreign currency contracts to sell and written options, respectively.

During the six months ended March 31, 2013, the International Fund had an average notional value of $534,320,656 on open forward foreign currency contracts to sell.

Note 5 – Shares of Beneficial Interest

At March 31, 2013, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

Transactions in shares of each class of each Fund were as follows:

Worldwide Fund

	Six Months Ended		Year Ended
	March 31, 2013		September 30, 2012

	Shares	Amount	Shares	Amount

Class A
Shares sold	8,805,880	$143,408,722	24,252,544	$386,175,025
Shares reinvested	3,463,153	54,925,601	8,769,980	132,163,588
Shares repurchased	(21,726,139)	(353,700,919)	(56,993,255)	(900,593,106)

Net Decrease	(9,457,106)	$(155,366,596)	(23,970,731)	$(382,254,493)

Class C
Shares sold	2,203,686	$35,561,333	8,010,244	$125,497,599
Shares reinvested	1,249,500	19,704,615	3,513,529	52,702,931
Shares repurchased	(13,932,115)	(224,741,904)	(24,677,438)	(385,997,451)

Net Decrease	(10,478,929)	$(169,475,956)	(13,153,665)	$(207,796,921)

Class I
Shares sold	33,693,295	$548,562,922	80,993,175	$1,287,910,370
Shares reinvested	7,159,888	113,484,222	14,489,492	218,356,649
Shares repurchased	(54,040,292)	(881,807,788)	(93,682,460)	(1,477,737,989)

Net Increase (Decrease)	(13,187,109)	$(219,760,644)	1,800,207	$28,529,030

44

Notes to Financial Statements (unaudited)	IVA Funds

International Fund

	Six Months Ended		Year Ended
	March 31, 2013		September 30, 2012

	Shares	Amount	Shares	Amount

Class A
Shares sold	2,080,934	$33,202,875	8,542,771	$129,202,545
Shares reinvested	1,008,489	15,641,658	1,298,458	18,879,577
Shares repurchased	(5,352,706)	(85,855,283)	(8,071,341)	(124,179,381)

Net Increase (Decrease)	(2,263,283)	$(37,010,750)	1,769,888	$23,902,741

Class C
Shares sold	242,166	$3,800,875	522,825	$7,869,318
Shares reinvested	143,204	2,202,482	231,655	3,342,778
Shares repurchased	(463,309)	(7,330,438)	(964,507)	(14,616,018)

Net Decrease	(77,939)	$(1,327,081)	(210,027)	$(3,403,922)

Class I
Shares sold	17,468,576	$278,843,853	35,950,689	$550,649,143
Shares reinvested	5,622,337	87,202,441	6,884,338	100,167,117
Shares repurchased	(12,136,965)	(193,814,019)	(16,417,956)	(251,379,248)

Net Increase	10,953,948	$172,232,275	26,417,071	$399,437,012

Redemption Fees. The Funds impose a redemption fee of 2% of the total redemption amount on the Funds’ shares redeemed within 30 days of buying them or acquiring them by exchange. The purpose of the redemption fee is to deter excessive, short-term trading and other abusive trading practices, and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs.

45

Trustees and Officers (unaudited)	IVA Funds

The business and affairs of each Fund are managed under the direction of its Board of Trustees (the “Board”). The Board approves all significant agreements between a Fund and the persons or companies that furnish services to a Fund, including agreements with its investment adviser, distributor, administrator, custodian and transfer agent. The day-to-day operations of the Funds are delegated to the Funds’ investment adviser and administrator. The name, address, age and principal occupations for the past five years of the Trustees and officers of the Trust are listed below, along with the number of portfolios in the Fund complex overseen by and the other directorships held by each Trustee. Each Trustee’s mailing address is c/o International Value Advisers, LLC., 717 Fifth Avenue, New York, NY 10022.

Independent Trustees(a)

				Number of
				Portfolios
		Term of		in the Fund
	Position(s)	Office(b) and	Principal	Complex	Other Directorships/
	Held with	Length of	Occupation(s) During	Overseen	Trusteeships
Name (Birth Year)	the Trust	Time Served	Past 5 Years	by Trustee	Held by Trustee

Adele R. Wailand (1949)	Trustee and Chair of the Board	since 2008	Corporate Secretary, Case, Pomeroy & Company, Inc. (real estate and investments); Vice President & General Counsel, Case, Pomeroy & Company, Inc. (prior to 2011).	2	None.

Manu Bammi (1962)	Trustee	since 2008	Founder and Chief Executive Officer, SMARTANALYST, Inc. (provider of research and analytics and decision support to businesses).	2	None.

Ronald S. Gutstein (1971)	Trustee	since 2008	Institutional Trader and Market Maker, Access Securities (an institutional broker-dealer).	2	None.

(a)	Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
(b)	Each Trustee serves until resignation or removal from the Board.

46

Trustees and Officers (unaudited)	IVA Funds

Interested Trustee

Number of
Portfolios
		Term of		in the Fund
	Position(s)	Office(a) and	Principal	Complex
	Held with	Length of	Occupation(s) During	Overseen
Name (Birth Year)	the Trust	Time Served	Past 5 Years	by Trustee

Michael W. Malafronte(b) (1974)	President and Trustee	since 2008	Managing Partner, the Adviser (since 2010); CEO and Research Analyst, the Adviser (2007-2010); Senior Research Analyst, Arnhold and S. Bleichroeder Advisers, LLC (“ASB”) (asset management advisory services) (2005-2007).	2

(a)	Each Trustee serves until resignation or removal from the Board.
(b)	Mr. Malafronte is considered an interested trustee due to his position as Managing Partner of the Adviser.

Officers of the Trust

Term of
Office and
	Position(s)	Length of
	Held with	Time
Name (Birth Year) and Address(a)	the Trust	Served(b)	Principal Occupation(s) During Past 5 Years

Shanda Scibilia (1971)	Chief Compliance Officer and Secretary	since 2008	Chief Operating Officer and Chief Compliance Officer, the Adviser (since 2008); acting Chief Operating Officer and head of compliance, Oppenheimer & Close (from 1998 to 2008).

Stefanie J. Hempstead (1973)	Treasurer	since 2008	Chief Financial Officer, the Adviser (since 2008); Senior Vice President, ASB (prior to 2008); Vice President, ASB Securities LLC (prior to 2008); Vice President and Treasurer, First Eagle Funds and First Eagle Variable Funds (prior to 2008).

Christopher W. Hine (1978)	Assistant Treasurer	since 2010	Director of Accounting, the Adviser (since 2009); Manager, Citco Fund Services (2008).

Philip F. Coniglio (1981)	Assistant Secretary	since 2011	Fund Operations Manager, the Adviser (since 2009); Director, Morgan Stanley (from 2007 to 2009).

(a)	Each officer’s mailing address is c/o International Value Advisers, LLC, 717 Fifth Avenue, New York, NY 10022.
(b)	The term of office of each officer is indefinite. Length of time served represents time served as an officer of the Trust, although various positions may have been held during the period.

47

Additional Information (unaudited)	IVA Funds

Proxy Voting. Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling 866-941-4482, and (2) on the Securities and Exchange Commission (“SEC”) website at www.sec.gov by accessing the Funds’ Form N-PX and Statement of Additional Information in the Funds’ registration statement on Form N-1A.

Schedules of Portfolio Holdings. The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. To obtain the Funds’ Form N-Q, shareholders can call 866-941-4482.

Trustees and Officers of the Funds. Additional information about Trustees and officers of the Funds is included in the Statement of Additional Information which is available, without charge, upon request, by calling 866-941-4482.

48

Fund Expenses (unaudited)	IVA Funds

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including initial sales charges and/or redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other operating fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2012 and held for the six months ended March 31, 2013.

ACTUAL EXPENSES

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled “Expenses Paid During the Period.”

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2013(a)
	Actual			Annualized	Expenses
	Total	Beginning	Ending	Expense	Paid During
	Return	Account Value	Account Value	Ratio	the Period(b)
Worldwide Fund
Class A	7.46%	$1,000.00	$1,074.60	1.27%	$6.57
Class C	7.00%	1,000.00	1,070.00	2.02%	10.42
Class I	7.53%	1,000.00	1,075.30	1.02%	5.28
International Fund
Class A	7.73%	$1,000.00	$1,077.30	1.26%	$6.53
Class C	7.30%	1,000.00	1,073.00	2.01%	10.39
Class I	7.85%	1,000.00	1,078.50	1.01%	5.23

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as initial sales charges (loads) or redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2013

	Hypothetical			Annualized	Expenses
	Annualized	Beginning	Ending	Expense	Paid During
	Total Return	Account Value	Account Value	Ratio	the Period(b)
Worldwide Fund
Class A	5.00%	$1,000.00	$1,018.60	1.27%	$6.39
Class C	5.00%	1,000.00	1,014.86	2.02%	10.15
Class I	5.00%	1,000.00	1,019.85	1.02%	5.14
International Fund
Class A	5.00%	$1,000.00	$1,018.65	1.26%	$6.34
Class C	5.00%	1,000.00	1,014.91	2.01%	10.10
Class I	5.00%	1,000.00	1,019.90	1.01%	5.09

(a)	Assumes reinvestment of all dividends and capital gain distributions, if any.
(b)	Expenses are equal to the Funds’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days in the most recent fiscal half-year, then divided by 365.

49

IVA Funds

www.ivafunds.com
Investment Adviser
International Value Advisers, LLC
717 Fifth Avenue
New York, NY 10022

Distributor
IVA Funds Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian
State Street Bank and Trust Company
1200 Crown Colony Drive
Quincy, MA 02169

Transfer Agent
Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

Counsel
K&L Gates LLP
State Street Financial Center
One Lincoln Street
Boston, MA 02111-2950

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

This report is submitted for the general information of the Funds’ shareholders. The report is not authorized for distribution to prospective investors in the Funds unless it is accompanied or preceded by the Funds’ current prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.

The commentary within An Owner’s Manual, the Letter from the President, the Letter from the Portfolio Managers, and the Management’s Discussion of Fund Performance reflects their current views and opinions as of the date of this report. Any such views are subject to change at any time based upon market or other conditions and IVA Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions are based on numerous factors, may not be relied on as an indication of trading intent. References to specific securities should not be construed as recommendations or investment advice.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a) The schedules of investments are included in the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. The Nominating and Governance Committee may, in its sole discretion, consider nominees recommended by each Fund’s shareholders.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Michael W. Malafronte, the registrant’s President and Chief Executive Officer, and Stefanie J. Hempstead, the registrant’s Treasurer and Chief Financial Officer, reviewed the registrant’s Disclosure Controls and Procedures and Internal Control over Financial Reporting (the “Procedures”) (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Mr. Malafronte and Ms. Hempstead determined that the Procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s Procedures (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s Procedures.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVA FIDUCIARY TRUST

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Chief Executive Officer

Date:	May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Chief Executive Officer

Date:	May 28, 2013

By:	/s/ Stefanie J. Hempstead
Stefanie J. Hempstead
Treasurer and Chief Financial Officer

Date:	May 28, 2013